UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1: Schedule of Investments

Vanguard Treasury Money Market Fund

Schedule of Investments
As of May 31, 2016

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (107.3%)
	United States Treasury Bill	0.160%–0.322%	6/2/16	742,736	742,732
	United States Treasury Bill	0.240%–0.558%	6/9/16	949,371	949,289
	United States Treasury Bill	0.235%–0.336%	6/16/16	565,850	565,773
	United States Treasury Bill	0.300%	6/23/16	384,662	384,592
	United States Treasury Bill	0.275%–0.302%	6/30/16	518,623	518,497
	United States Treasury Bill	0.235%	7/7/16	284,849	284,782
	United States Treasury Bill	0.242%–0.250%	7/28/16	673,689	673,425
	United States Treasury Bill	0.220%	8/4/16	900,000	899,648
	United States Treasury Bill	0.275%–0.290%	8/18/16	606,988	606,626
	United States Treasury Bill	0.341%–0.458%	8/25/16	1,205,981	1,204,912
	United States Treasury Bill	0.346%–0.350%	9/1/16	743,391	742,736
	United States Treasury Bill	0.471%	9/29/16	375,000	374,413
	United States Treasury Bill	0.381%	11/10/16	770,000	768,683
2	United States Treasury Floating Rate Note	0.420%	7/31/16	150,000	150,000
2	United States Treasury Floating Rate Note	0.403%	10/31/16	640,000	639,937
2	United States Treasury Floating Rate Note	0.434%	1/31/17	300,287	300,282
2	United States Treasury Floating Rate Note	0.427%	7/31/17	100,000	99,949
2	United States Treasury Floating Rate Note	0.518%	10/31/17	100,000	99,829
2	United States Treasury Floating Rate Note	0.622%	1/31/18	135,000	135,070
	United States Treasury Note/Bond	0.625%	7/15/16	457,000	457,117
	United States Treasury Note/Bond	0.500%	7/31/16	40,000	40,004
	United States Treasury Note/Bond	1.500%	7/31/16	259,965	260,396
Total U.S. Government and Agency Obligations (Cost $10,898,692)					10,898,692
Total Investments (107.3%) (Cost $10,898,692)					10,898,692
Other Assets and Liabilities-Net (-7.3%)					(736,893)
Net Assets (100%)					10,161,799
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities. 2 Adjustable-rate security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a

Treasury Money Market Fund

quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of May 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (7.2%)
Time Warner Inc.	34,864	2,638
Comcast Corp. Class A	39,719	2,514
Ford Motor Co.	172,023	2,321
General Motors Co.	62,015	1,940
Target Corp.	26,574	1,828
McDonald's Corp.	13,528	1,651
Johnson Controls Inc.	28,603	1,263
Carnival Corp.	19,884	949
Yum! Brands Inc.	8,655	710
Viacom Inc. Class B	15,290	678
Twenty-First Century Fox Inc. Class A	23,217	671
Genuine Parts Co.	6,598	639
Whirlpool Corp.	3,408	595
Dollar General Corp.	6,035	543
Coach Inc.	12,256	483
Mattel Inc.	15,004	478
CBS Corp. Class B	8,377	462
VF Corp.	7,329	457
Macy's Inc.	13,695	455
Omnicom Group Inc.	5,392	449
Best Buy Co. Inc.	12,434	400
Harley-Davidson Inc.	8,099	376
Darden Restaurants Inc.	5,095	346
PVH Corp.	3,616	339
BorgWarner Inc.	9,649	328
* Bed Bath & Beyond Inc.	7,272	325
Tiffany & Co.	4,924	305
Kohl's Corp.	8,377	302
Starwood Hotels & Resorts Worldwide Inc.	3,853	283
PulteGroup Inc.	14,020	263
Twenty-First Century Fox Inc.	8,944	262
News Corp. Class A	21,528	257
Staples Inc.	28,500	251
Ralph Lauren Corp. Class A	2,565	242
Wynn Resorts Ltd.	2,405	231
Garmin Ltd.	5,178	220
Nordstrom Inc.	5,667	215
* CarMax Inc.	3,692	198
Royal Caribbean Cruises Ltd.	2,460	190
Marriott International Inc. Class A	2,873	190
Gap Inc.	9,978	179
Goodyear Tire & Rubber Co.	6,216	174
* AutoNation Inc.	3,329	168
Interpublic Group of Cos. Inc.	6,391	153
Scripps Networks Interactive Inc. Class A	1,954	126
Foot Locker Inc.	2,110	118
* Michael Kors Holdings Ltd.	2,732	117
Leggett & Platt Inc.	2,279	115
TEGNA Inc.	4,742	109

* Urban Outfitters Inc.	3,810	109
Harman International Industries Inc.	1,348	105
H&R Block Inc.	3,535	76
		28,796
Consumer Staples (10.2%)
Procter & Gamble Co.	117,039	9,485
Wal-Mart Stores Inc.	69,228	4,900
Coca-Cola Co.	82,526	3,681
Philip Morris International Inc.	30,763	3,036
PepsiCo Inc.	28,701	2,904
CVS Health Corp.	26,176	2,525
Kraft Heinz Co.	26,237	2,183
Costco Wholesale Corp.	10,868	1,617
Colgate-Palmolive Co.	18,119	1,276
Walgreens Boots Alliance Inc.	16,376	1,267
Archer-Daniels-Midland Co.	26,269	1,123
Sysco Corp.	23,170	1,115
Kimberly-Clark Corp.	7,166	910
Kroger Co.	23,226	831
Tyson Foods Inc. Class A	12,932	825
General Mills Inc.	9,951	625
Whole Foods Market Inc.	14,324	463
ConAgra Foods Inc.	8,217	375
Kellogg Co.	4,883	363
Molson Coors Brewing Co. Class B	3,640	361
Mead Johnson Nutrition Co.	4,114	338
JM Smucker Co.	2,217	286
Hershey Co.	2,849	264
McCormick & Co. Inc.	1,625	158
		40,911
Energy (12.8%)
Exxon Mobil Corp.	183,233	16,311
Chevron Corp.	83,090	8,392
Schlumberger Ltd.	61,352	4,681
ConocoPhillips	54,545	2,389
Phillips 66	20,714	1,665
Halliburton Co.	37,874	1,598
Occidental Petroleum Corp.	19,884	1,500
Kinder Morgan Inc.	80,742	1,460
Valero Energy Corp.	20,755	1,135
Spectra Energy Corp.	29,631	944
EOG Resources Inc.	11,405	928
Baker Hughes Inc.	19,320	896
Marathon Petroleum Corp.	23,354	813
Hess Corp.	11,683	700
Noble Energy Inc.	18,924	677
Anadarko Petroleum Corp.	12,563	651
Apache Corp.	9,682	553
EQT Corp.	7,509	550
National Oilwell Varco Inc.	16,584	546
Marathon Oil Corp.	37,226	487
Columbia Pipeline Group Inc.	17,645	451
Williams Cos. Inc.	18,927	419
Devon Energy Corp.	11,260	406
ONEOK Inc.	9,267	401
Range Resources Corp.	7,465	318

Helmerich & Payne Inc.	4,768	292
Cabot Oil & Gas Corp.	11,726	281
* FMC Technologies Inc.	10,013	273
* Concho Resources Inc.	2,050	249
* Southwestern Energy Co.	17,196	235
Tesoro Corp.	2,951	230
Murphy Oil Corp.	7,137	221
Cimarex Energy Co.	1,456	169
Transocean Ltd.	15,031	147
* Newfield Exploration Co.	3,393	138
* Chesapeake Energy Corp.	22,780	98
Diamond Offshore Drilling Inc.	2,840	73
		51,277
Financials (24.6%)
* Berkshire Hathaway Inc. Class B	82,668	11,618
JPMorgan Chase & Co.	161,945	10,570
Wells Fargo & Co.	203,839	10,339
Bank of America Corp.	455,601	6,738
Citigroup Inc.	130,080	6,058
US Bancorp	72,056	3,085
American International Group Inc.	50,718	2,936
Goldman Sachs Group Inc.	17,287	2,757
Chubb Ltd.	20,335	2,575
American Express Co.	36,155	2,378
MetLife Inc.	48,390	2,204
Bank of New York Mellon Corp.	47,470	1,997
PNC Financial Services Group Inc.	22,112	1,984
Capital One Financial Corp.	23,269	1,704
Prudential Financial Inc.	19,679	1,560
Travelers Cos. Inc.	13,017	1,486
BB&T Corp.	35,828	1,303
Aflac Inc.	18,534	1,287
Allstate Corp.	16,691	1,127
State Street Corp.	17,652	1,113
Discover Financial Services	18,276	1,038
Simon Property Group Inc.	5,188	1,025
Morgan Stanley	35,727	978
SunTrust Banks Inc.	22,284	977
M&T Bank Corp.	7,019	839
Hartford Financial Services Group Inc.	17,504	791
BlackRock Inc.	2,172	790
Marsh & McLennan Cos. Inc.	11,041	729
CME Group Inc.	7,318	716
HCP Inc.	20,542	675
* Synchrony Financial	21,339	666
Fifth Third Bancorp	34,563	652
Franklin Resources Inc.	16,506	617
Invesco Ltd.	18,376	577
Regions Financial Corp.	56,849	559
Principal Financial Group Inc.	11,968	533
Ventas Inc.	8,009	531
Weyerhaeuser Co.	16,481	519
Aon plc	4,528	495
Lincoln National Corp.	10,635	488
Loews Corp.	11,817	478
KeyCorp	36,871	473
Progressive Corp.	13,924	464

Welltower Inc.	6,269	432
Citizens Financial Group Inc.	17,689	417
Ameriprise Financial Inc.	3,869	393
Unum Group	10,569	390
Vornado Realty Trust	3,988	381
Comerica Inc.	7,697	363
Willis Towers Watson plc	2,441	313
Boston Properties Inc.	2,436	306
T. Rowe Price Group Inc.	3,614	279
General Growth Properties Inc.	9,997	269
Northern Trust Corp.	3,600	267
Leucadia National Corp.	14,706	266
Host Hotels & Resorts Inc.	17,221	265
SL Green Realty Corp.	2,560	259
Zions Bancorporation	9,027	253
Iron Mountain Inc.	6,490	238
Macerich Co.	2,967	226
People's United Financial Inc.	13,702	218
Cincinnati Financial Corp.	3,068	212
Digital Realty Trust Inc.	2,209	211
Navient Corp.	15,131	207
Huntington Bancshares Inc.	17,804	186
Realty Income Corp.	3,086	185
Arthur J. Gallagher & Co.	3,670	177
Legg Mason Inc.	4,756	164
Federal Realty Investment Trust	1,044	160
* Affiliated Managers Group Inc.	901	156
Torchmark Corp.	2,340	144
Assurant Inc.	1,567	137
Apartment Investment & Management Co.	3,168	135
Nasdaq Inc.	1,917	127
		98,165
Health Care (11.9%)
Johnson & Johnson	62,095	6,998
Merck & Co. Inc.	122,455	6,889
Pfizer Inc.	128,094	4,445
UnitedHealth Group Inc.	18,038	2,411
Medtronic plc	27,301	2,197
Bristol-Myers Squibb Co.	29,466	2,113
* Express Scripts Holding Co.	27,921	2,110
AbbVie Inc.	31,992	2,013
McKesson Corp.	10,085	1,847
Amgen Inc.	10,290	1,625
Anthem Inc.	11,534	1,524
Abbott Laboratories	37,703	1,494
Eli Lilly & Co.	16,320	1,225
Cardinal Health Inc.	14,531	1,147
Baxter International Inc.	24,174	1,043
Thermo Fisher Scientific Inc.	5,941	902
* HCA Holdings Inc.	7,824	611
Humana Inc.	3,467	598
Stryker Corp.	5,248	584
Zimmer Biomet Holdings Inc.	4,423	540
Baxalta Inc.	11,726	530
* Vertex Pharmaceuticals Inc.	5,435	506
Quest Diagnostics Inc.	6,299	486
St. Jude Medical Inc.	6,132	481

Agilent Technologies Inc.	9,089	417
* Mylan NV	9,095	394
* Intuitive Surgical Inc.	592	376
Perrigo Co. plc	3,738	358
Zoetis Inc.	7,049	334
* Mallinckrodt plc	4,941	313
Dentsply Sirona Inc.	4,896	304
Universal Health Services Inc. Class B	1,514	204
* Henry Schein Inc.	1,118	194
* DaVita HealthCare Partners Inc.	2,337	181
* Varian Medical Systems Inc.	1,908	158
* Endo International plc	5,989	95
Patterson Cos. Inc.	1,720	84
		47,731
Industrials (10.8%)
General Electric Co.	185,263	5,601
United Technologies Corp.	34,323	3,452
3M Co.	11,214	1,888
Union Pacific Corp.	22,407	1,886
FedEx Corp.	11,309	1,866
Caterpillar Inc.	25,695	1,863
Honeywell International Inc.	16,293	1,855
Delta Air Lines Inc.	34,350	1,493
Emerson Electric Co.	28,378	1,476
United Parcel Service Inc. Class B	14,007	1,444
Eaton Corp. plc	20,248	1,248
Lockheed Martin Corp.	4,755	1,123
CSX Corp.	42,499	1,123
Norfolk Southern Corp.	13,160	1,106
Deere & Co.	13,218	1,088
General Dynamics Corp.	7,100	1,007
Danaher Corp.	8,968	882
PACCAR Inc.	15,505	864
American Airlines Group Inc.	26,609	849
Cummins Inc.	7,154	819
Ingersoll-Rand plc	11,339	758
Raytheon Co.	5,808	753
Parker-Hannifin Corp.	5,960	684
Illinois Tool Works Inc.	6,359	674
* United Continental Holdings Inc.	14,862	670
Waste Management Inc.	8,596	524
L-3 Communications Holdings Inc.	3,433	471
Dover Corp.	6,839	457
Textron Inc.	11,966	455
Kansas City Southern	4,789	446
Tyco International plc	10,307	439
Rockwell Automation Inc.	3,009	349
WW Grainger Inc.	1,478	338
Fluor Corp.	6,158	325
Nielsen Holdings plc	5,256	281
Flowserve Corp.	5,725	276
* Jacobs Engineering Group Inc.	5,407	274
Republic Services Inc. Class A	5,565	269
CH Robinson Worldwide Inc.	3,286	246
Fastenal Co.	5,095	235
Xylem Inc.	4,625	207
Pentair plc	2,981	180

* United Rentals Inc.	2,387	166
Ryder System Inc.	2,348	163
* Quanta Services Inc.	6,663	160
Pitney Bowes Inc.	8,544	159
Expeditors International of Washington Inc.	2,990	145
JB Hunt Transport Services Inc.	1,625	134
Robert Half International Inc.	2,549	106
Dun & Bradstreet Corp.	685	87
		43,364
Information Technology (8.0%)
Intel Corp.	122,981	3,885
Cisco Systems Inc.	131,003	3,806
International Business Machines Corp.	23,793	3,658
QUALCOMM Inc.	65,959	3,622
Oracle Corp.	69,514	2,794
EMC Corp.	85,911	2,401
* Yahoo! Inc.	38,435	1,458
Corning Inc.	49,104	1,026
HP Inc.	76,191	1,019
Texas Instruments Inc.	16,413	995
Automatic Data Processing Inc.	8,279	727
Hewlett Packard Enterprise Co.	33,330	616
Western Digital Corp.	12,388	577
TE Connectivity Ltd.	9,462	568
Symantec Corp.	26,916	467
CA Inc.	13,057	422
Xerox Corp.	42,014	419
Fidelity National Information Services Inc.	5,361	398
NetApp Inc.	12,732	325
* Micron Technology Inc.	23,806	303
Seagate Technology plc	13,101	296
KLA-Tencor Corp.	3,296	240
* Autodesk Inc.	3,767	219
Xilinx Inc.	4,510	214
Western Union Co.	10,607	206
Linear Technology Corp.	4,308	204
Motorola Solutions Inc.	2,796	194
Harris Corp.	2,411	190
* First Solar Inc.	3,353	166
* F5 Networks Inc.	1,030	114
* Teradata Corp.	3,515	100
FLIR Systems Inc.	3,088	96
CSRA Inc.	3,429	85
		31,810
Materials (3.3%)
Dow Chemical Co.	49,292	2,532
EI du Pont de Nemours & Co.	21,153	1,384
Monsanto Co.	9,714	1,092
International Paper Co.	18,145	765
Newmont Mining Corp.	23,351	757
Praxair Inc.	6,411	704
Nucor Corp.	14,032	681
Air Products & Chemicals Inc.	4,454	635
Freeport-McMoRan Inc.	55,238	612
LyondellBasell Industries NV Class A	7,018	571
Alcoa Inc.	58,020	538

PPG Industries Inc.	4,593	495
Eastman Chemical Co.	6,525	479
WestRock Co.	11,203	444
Mosaic Co.	15,556	392
CF Industries Holdings Inc.	10,288	284
FMC Corp.	5,899	280
Ball Corp.	2,938	212
Sealed Air Corp.	3,721	173
* Owens-Illinois Inc.	7,072	134
		13,164
Telecommunication Services (4.4%)
AT&T Inc.	271,412	10,626
Verizon Communications Inc.	107,852	5,490
CenturyLink Inc.	23,997	651
* Level 3 Communications Inc.	7,525	406
Frontier Communications Corp.	51,553	266
		17,439
Utilities (6.4%)
NextEra Energy Inc.	20,325	2,441
Duke Energy Corp.	30,374	2,376
Southern Co.	40,281	1,991
American Electric Power Co. Inc.	21,667	1,403
Exelon Corp.	40,590	1,391
PG&E Corp.	21,747	1,307
PPL Corp.	29,732	1,146
Dominion Resources Inc.	15,528	1,122
Sempra Energy	10,404	1,114
Edison International	14,375	1,030
Public Service Enterprise Group Inc.	22,346	1,000
Consolidated Edison Inc.	12,957	949
Xcel Energy Inc.	22,395	926
WEC Energy Group Inc.	13,929	838
Eversource Energy	13,995	773
DTE Energy Co.	7,919	718
FirstEnergy Corp.	18,696	613
Entergy Corp.	7,876	598
Ameren Corp.	10,707	531
CMS Energy Corp.	12,229	511
SCANA Corp.	6,306	441
CenterPoint Energy Inc.	18,986	428
Pinnacle West Capital Corp.	4,897	360
NiSource Inc.	14,110	337
AES Corp.	29,212	324
American Water Works Co. Inc.	3,527	261
NRG Energy Inc.	13,898	228
AGL Resources Inc.	2,435	160
TECO Energy Inc.	4,858	134
		25,451
Total Common Stocks (Cost $373,652)		398,108

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)1
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.523%		452,993	453

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Treasury Bill	0.431%	8/4/16	100	100
Total Temporary Cash Investments (Cost $553)				553
Total Investments (99.8%) (Cost $374,205)				398,661
Other Assets and Liabilities-Net (0.2%)				997
Net Assets (100%)				399,658

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

S&P 500 Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	398,108	—	—
Temporary Cash Investments	453	100	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	398,559	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	13	1,362	19

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $374,205,000. Net unrealized appreciation of investment securities for tax purposes was $24,456,000, consisting of unrealized gains of $34,610,000 on securities that had risen in value since their purchase and $10,154,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (17.7%)
*	Amazon.com Inc.	37,442	27,063
	Home Depot Inc.	122,973	16,247
	Walt Disney Co.	145,594	14,446
	Comcast Corp. Class A	148,670	9,411
	Starbucks Corp.	143,370	7,870
	NIKE Inc. Class B	130,931	7,230
	Lowe's Cos. Inc.	88,758	7,112
	McDonald's Corp.	57,710	7,044
*	Priceline Group Inc.	4,810	6,081
	TJX Cos. Inc.	64,946	4,944
*	Netflix Inc.	41,517	4,258
*	O'Reilly Automotive Inc.	9,439	2,496
*	AutoZone Inc.	2,942	2,242
	Newell Brands Inc.	44,210	2,108
	Ross Stores Inc.	39,222	2,094
*	Dollar Tree Inc.	22,725	2,058
	Delphi Automotive plc	26,988	1,834
	L Brands Inc.	24,668	1,691
	Yum! Brands Inc.	20,584	1,690
	Twenty-First Century Fox Inc. Class A	57,677	1,666
*	Ulta Salon Cosmetics & Fragrance Inc.	6,151	1,433
	Dollar General Corp.	14,944	1,344
*	Chipotle Mexican Grill Inc. Class A	2,936	1,298
	Expedia Inc.	11,532	1,283
	Tractor Supply Co.	12,999	1,249
	CBS Corp. Class B	22,559	1,245
*	Mohawk Industries Inc.	6,163	1,212
	Advance Auto Parts Inc.	7,111	1,094
	VF Corp.	16,770	1,045
	Hanesbrands Inc.	37,931	1,027
*	LKQ Corp.	29,408	973
	DR Horton Inc.	31,779	971
	Hasbro Inc.	10,891	951
	Omnicom Group Inc.	11,378	948
	Royal Caribbean Cruises Ltd.	11,013	852
	Marriott International Inc. Class A	12,181	804
	Lennar Corp. Class A	17,356	791
	Signet Jewelers Ltd.	7,712	763
	Cablevision Systems Corp. Class A	21,599	749
*	TripAdvisor Inc.	10,937	741
	Wyndham Worldwide Corp.	10,939	737
*,^ Under Armour Inc. Class A		17,660	666
	Twenty-First Century Fox Inc.	22,247	651
*	Discovery Communications Inc.	23,131	619
	Under Armour Inc.	17,660	618
	Interpublic Group of Cos. Inc.	25,184	602
*	CarMax Inc.	11,029	592

Starwood Hotels & Resorts Worldwide Inc.	7,839	576
* Michael Kors Holdings Ltd.	11,525	492
Foot Locker Inc.	8,641	483
Leggett & Platt Inc.	8,162	410
* Discovery Communications Inc. Class A	14,461	403
Goodyear Tire & Rubber Co.	12,284	344
H&R Block Inc.	15,060	322
Scripps Networks Interactive Inc. Class A	4,825	310
Harman International Industries Inc.	3,898	305
TEGNA Inc.	10,972	252
Wynn Resorts Ltd.	2,613	251
		158,991
Consumer Staples (9.9%)
Altria Group Inc.	189,900	12,085
Coca-Cola Co.	196,527	8,765
Philip Morris International Inc.	82,651	8,156
PepsiCo Inc.	77,101	7,800
Mondelez International Inc. Class A	152,167	6,770
CVS Health Corp.	49,008	4,727
Reynolds American Inc.	80,292	3,991
Walgreens Boots Alliance Inc.	47,706	3,692
Colgate-Palmolive Co.	46,750	3,292
Costco Wholesale Corp.	18,771	2,793
Constellation Brands Inc. Class A	17,062	2,613
Kimberly-Clark Corp.	19,249	2,445
General Mills Inc.	35,678	2,240
^ Monster Beverage Corp.	14,609	2,191
Estee Lauder Cos. Inc. Class A	21,566	1,979
Dr Pepper Snapple Group Inc.	18,167	1,660
Clorox Co.	12,542	1,612
Kroger Co.	43,361	1,551
Church & Dwight Co. Inc.	12,588	1,240
ConAgra Foods Inc.	23,915	1,093
Campbell Soup Co.	17,415	1,055
Kellogg Co.	13,696	1,019
Molson Coors Brewing Co. Class B	9,840	976
Brown-Forman Corp. Class B	9,743	955
Hormel Foods Corp.	26,158	900
JM Smucker Co.	6,765	874
Mead Johnson Nutrition Co.	9,018	742
McCormick & Co. Inc.	7,626	740
Hershey Co.	7,614	707
Coca-Cola European Partners plc	42	3
		88,666
Energy (1.5%)
Pioneer Natural Resources Co.	15,868	2,544
EOG Resources Inc.	28,340	2,306
Occidental Petroleum Corp.	30,418	2,295
Anadarko Petroleum Corp.	21,620	1,121
* Concho Resources Inc.	7,984	969
Devon Energy Corp.	24,673	890
Apache Corp.	15,413	881
Cimarex Energy Co.	5,933	690
Williams Cos. Inc.	24,332	539
* Newfield Exploration Co.	11,740	479
Cabot Oil & Gas Corp.	18,605	446

Tesoro Corp.	5,142	401
		13,561
Financials (8.1%)
American Tower Corporation	41,114	4,349
Simon Property Group Inc.	18,601	3,676
Public Storage	14,291	3,626
Charles Schwab Corp.	116,549	3,564
Intercontinental Exchange Inc.	11,539	3,129
Crown Castle International Corp.	32,380	2,940
S&P Global Inc.	25,730	2,877
BlackRock Inc.	7,470	2,718
Equity Residential	35,413	2,451
Equinix Inc.	6,696	2,424
Prologis Inc.	50,902	2,419
AvalonBay Communities Inc.	13,270	2,387
Morgan Stanley	69,801	1,910
Aon plc	16,274	1,778
Marsh & McLennan Cos. Inc.	26,257	1,735
CME Group Inc.	16,755	1,640
Moody's Corp.	16,480	1,626
Essex Property Trust Inc.	6,357	1,445
Welltower Inc.	20,713	1,427
T. Rowe Price Group Inc.	16,123	1,242
Boston Properties Inc.	9,512	1,195
Weyerhaeuser Co.	36,261	1,142
Extra Space Storage Inc.	12,155	1,130
Kimco Realty Corp.	40,012	1,128
* Synchrony Financial	33,839	1,056
Realty Income Corp.	17,384	1,045
Willis Towers Watson plc	8,061	1,032
Ventas Inc.	15,033	997
XL Group plc Class A	28,373	975
Northern Trust Corp.	12,948	959
UDR Inc.	25,976	936
General Growth Properties Inc.	34,326	922
Digital Realty Trust Inc.	9,220	880
Progressive Corp.	26,090	869
* CBRE Group Inc. Class A	28,142	840
Vornado Realty Trust	8,432	805
Ameriprise Financial Inc.	7,884	802
* E*TRADE Financial Corp.	27,482	767
Federal Realty Investment Trust	4,408	675
* Affiliated Managers Group Inc.	3,237	562
Host Hotels & Resorts Inc.	34,819	536
Cincinnati Financial Corp.	7,575	523
Nasdaq Inc.	6,903	456
Macerich Co.	5,777	441
Arthur J. Gallagher & Co.	9,039	437
SL Green Realty Corp.	4,058	411
Huntington Bancshares Inc.	37,876	396
Torchmark Corp.	5,883	363
Apartment Investment & Management Co.	8,163	348
Iron Mountain Inc.	9,128	335
Assurant Inc.	2,844	249
Citizens Financial Group Inc.	9,869	232
		72,807

Health Care (17.3%)
Johnson & Johnson	131,142	14,778
Gilead Sciences Inc.	132,573	11,542
Pfizer Inc.	305,041	10,585
Allergan plc	38,283	9,025
* Celgene Corp.	75,815	8,000
Amgen Inc.	50,334	7,950
UnitedHealth Group Inc.	52,552	7,025
Bristol-Myers Squibb Co.	97,156	6,966
Medtronic plc	76,375	6,147
* Biogen Inc.	21,208	6,145
AbbVie Inc.	85,951	5,409
Eli Lilly & Co.	58,573	4,395
Thermo Fisher Scientific Inc.	25,364	3,849
Aetna Inc.	33,909	3,840
Becton Dickinson and Co.	20,542	3,419
* Alexion Pharmaceuticals Inc.	21,854	3,298
Cigna Corp.	24,805	3,178
* Regeneron Pharmaceuticals Inc.	7,568	3,019
* Boston Scientific Corp.	130,781	2,970
Abbott Laboratories	60,009	2,378
Stryker Corp.	18,837	2,094
* Illumina Inc.	14,292	2,070
* Edwards Lifesciences Corp.	20,872	2,056
Baxalta Inc.	40,317	1,824
* Cerner Corp.	29,456	1,638
CR Bard Inc.	7,158	1,568
* Intuitive Surgical Inc.	2,329	1,478
AmerisourceBergen Corp. Class A	18,582	1,393
Zoetis Inc.	28,773	1,364
* Laboratory Corp. of America Holdings	9,850	1,260
Humana Inc.	6,784	1,170
* Vertex Pharmaceuticals Inc.	11,895	1,108
St. Jude Medical Inc.	13,959	1,094
* Waters Corp.	7,902	1,087
* Centene Corp.	16,492	1,028
* HCA Holdings Inc.	12,473	973
* Henry Schein Inc.	5,482	952
Zimmer Biomet Holdings Inc.	7,607	929
* Mylan NV	19,930	864
* DaVita HealthCare Partners Inc.	10,947	846
* Hologic Inc.	23,975	825
Dentsply Sirona Inc.	12,612	784
Universal Health Services Inc. Class B	5,474	738
PerkinElmer Inc.	10,644	583
Perrigo Co. plc	5,920	567
Agilent Technologies Inc.	11,757	540
* Varian Medical Systems Inc.	5,146	426
Patterson Cos. Inc.	4,320	211
* Endo International plc	6,832	108
		155,496
Industrials (9.2%)
General Electric Co.	497,749	15,047
Boeing Co.	60,398	7,619
3M Co.	34,031	5,728
Honeywell International Inc.	38,797	4,416
Danaher Corp.	38,272	3,764

Northrop Grumman Corp.	17,546	3,732
United Parcel Service Inc. Class B	36,155	3,727
Lockheed Martin Corp.	15,035	3,552
Union Pacific Corp.	32,837	2,765
Southwest Airlines Co.	61,894	2,629
Raytheon Co.	16,273	2,110
Illinois Tool Works Inc.	17,742	1,881
General Dynamics Corp.	12,784	1,814
Roper Technologies Inc.	9,800	1,677
Stanley Black & Decker Inc.	14,802	1,675
Equifax Inc.	11,510	1,447
Waste Management Inc.	21,288	1,298
Nielsen Holdings plc	23,570	1,258
* Verisk Analytics Inc. Class A	14,998	1,191
Rockwell Collins Inc.	12,718	1,124
Acuity Brands Inc.	4,234	1,097
AMETEK Inc.	22,851	1,093
Masco Corp.	32,397	1,057
Snap-on Inc.	5,605	907
* Stericycle Inc.	8,221	806
Cintas Corp.	8,483	804
Alaska Air Group Inc.	12,087	803
Tyco International plc	18,419	785
Fastenal Co.	16,804	773
Rockwell Automation Inc.	6,136	712
Pentair plc	11,042	665
Allegion plc	9,279	628
Expeditors International of Washington Inc.	11,125	540
Republic Services Inc. Class A	10,939	528
WW Grainger Inc.	2,269	518
CH Robinson Worldwide Inc.	6,662	500
JB Hunt Transport Services Inc.	5,149	426
Xylem Inc.	7,152	319
Robert Half International Inc.	7,172	298
* United Rentals Inc.	3,687	257
Dun & Bradstreet Corp.	2,006	255
		82,225
Information Technology (32.4%)
Apple Inc.	537,785	53,703
Microsoft Corp.	767,142	40,659
* Facebook Inc. Class A	222,600	26,447
Alphabet Inc. Class A	28,378	21,251
Alphabet Inc. Class C	28,820	21,203
Visa Inc. Class A	186,137	14,694
MasterCard Inc. Class A	95,108	9,121
Accenture plc Class A	60,906	7,246
Oracle Corp.	152,809	6,143
Intel Corp.	187,854	5,934
Cisco Systems Inc.	200,112	5,813
Broadcom Ltd.	36,087	5,570
International Business Machines Corp.	33,445	5,142
* salesforce.com Inc.	61,175	5,121
* Adobe Systems Inc.	48,333	4,808
PayPal Holdings Inc.	107,916	4,078
Texas Instruments Inc.	61,421	3,722
* Cognizant Technology Solutions Corp. Class A	59,077	3,630
Applied Materials Inc.	109,918	2,684

Intuit Inc.	24,914	2,657
* eBay Inc.	105,178	2,573
NVIDIA Corp.	49,495	2,312
* Electronic Arts Inc.	30,082	2,309
Automatic Data Processing Inc.	26,175	2,299
* Fiserv Inc.	21,670	2,282
Activision Blizzard Inc.	49,306	1,936
Analog Devices Inc.	30,071	1,759
Amphenol Corp. Class A	29,834	1,752
Hewlett Packard Enterprise Co.	93,448	1,726
Paychex Inc.	31,105	1,687
* Red Hat Inc.	17,713	1,372
* Alliance Data Systems Corp.	5,767	1,281
Lam Research Corp.	15,343	1,271
* Citrix Systems Inc.	14,919	1,267
Skyworks Solutions Inc.	18,497	1,235
Global Payments Inc.	14,761	1,147
Fidelity National Information Services Inc.	15,033	1,116
Microchip Technology Inc.	20,706	1,070
* Akamai Technologies Inc.	17,204	939
TE Connectivity Ltd.	15,092	906
Total System Services Inc.	16,403	881
Juniper Networks Inc.	34,145	799
* VeriSign Inc.	9,353	799
* Autodesk Inc.	13,574	791
Xilinx Inc.	14,939	708
Linear Technology Corp.	13,664	647
Motorola Solutions Inc.	9,232	639
* Qorvo Inc.	12,525	638
* Micron Technology Inc.	48,410	616
KLA-Tencor Corp.	7,855	573
Harris Corp.	6,785	534
Western Union Co.	25,412	494
* F5 Networks Inc.	4,466	492
FLIR Systems Inc.	6,539	204
* Teradata Corp.	5,138	146
CSRA Inc.	5,766	143
		290,969
Materials (2.4%)
Ecolab Inc.	25,836	3,029
EI du Pont de Nemours & Co.	38,044	2,488
Monsanto Co.	21,402	2,407
Sherwin-Williams Co.	7,600	2,212
PPG Industries Inc.	15,778	1,699
Vulcan Materials Co.	12,939	1,511
Praxair Inc.	13,517	1,485
LyondellBasell Industries NV Class A	18,151	1,477
Air Products & Chemicals Inc.	9,049	1,291
Martin Marietta Materials Inc.	6,245	1,181
International Flavors & Fragrances Inc.	7,800	1,006
Avery Dennison Corp.	8,681	646
Ball Corp.	7,292	527
Sealed Air Corp.	10,897	506
		21,465
Telecommunication Services (1.0%)
Verizon Communications Inc.	158,047	8,045

* Level 3 Communications Inc.			11,419	616
				8,661
Utilities (0.3%)
Dominion Resources Inc.			23,770	1,717
American Water Works Co. Inc.			9,383	695
AGL Resources Inc.			6,264	412
TECO Energy Inc.			12,081	333
				3,157
Total Common Stocks (Cost $782,082)				895,998
	Coupon		Shares
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	0.523%		1,364,000	1,364

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.411%	6/2/16	200	200
5 Federal Home Loan Bank Discount Notes	0.511%	10/12/16	100	100
				300
Total Temporary Cash Investments (Cost $1,664)				1,664
Total Investments (100.0%) (Cost $783,746)				897,662
Other Assets and Liabilities-Net (0.0%)2				329
Net Assets (100%)				897,991

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $688,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Includes $707,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

S&P 500 Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	895,998	—	—
Temporary Cash Investments	1,364	300	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	897,360	300	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2016	14	1,466	21

S&P 500 Growth Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $783,746,000. Net unrealized appreciation of investment securities for tax purposes was $113,916,000, consisting of unrealized gains of $122,613,000 on securities that had risen in value since their purchase and $8,697,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Consumer Discretionary (11.7%)
*	NVR Inc.	3,050	5,286
	Domino's Pizza Inc.	41,666	5,037
	Service Corp. International	162,984	4,466
	Carter's Inc.	43,275	4,351
	Polaris Industries Inc.	50,521	4,295
*	Panera Bread Co. Class A	19,232	4,215
	Gentex Corp.	241,598	4,006
*	Toll Brothers Inc.	129,660	3,780
	Williams-Sonoma Inc.	69,125	3,666
	Brunswick Corp.	76,127	3,644
*	Skechers U.S.A. Inc. Class A	109,279	3,406
	Dunkin' Brands Group Inc.	76,659	3,319
*	AMC Networks Inc. Class A	50,937	3,257
	Dick's Sporting Goods Inc.	75,328	3,232
	Pool Corp.	35,156	3,219
	Cinemark Holdings Inc.	88,215	3,192
*	Tempur Sealy International Inc.	52,199	3,039
^	Cracker Barrel Old Country Store Inc.	20,049	3,037
*	Live Nation Entertainment Inc.	122,099	2,949
*	Vista Outdoor Inc.	51,100	2,564
^	GameStop Corp. Class A	87,670	2,551
	Thor Industries Inc.	38,177	2,482
*	DreamWorks Animation SKG Inc. Class A	59,748	2,404
	CST Brands Inc.	63,227	2,398
	Tupperware Brands Corp.	42,222	2,389
	Texas Roadhouse Inc. Class A	52,746	2,364
	CalAtlantic Group Inc.	63,890	2,363
*	Kate Spade & Co.	107,292	2,345
	Jack in the Box Inc.	27,206	2,318
*	Buffalo Wild Wings Inc.	15,744	2,289
	John Wiley & Sons Inc. Class A	40,622	2,189
	American Eagle Outfitters Inc.	138,969	2,173
	Big Lots Inc.	41,428	2,167
	Brinker International Inc.	47,744	2,147
*	Murphy USA Inc.	30,965	2,105
*	JC Penney Co. Inc.	255,916	1,994
*	Cabela's Inc.	40,254	1,955
*	Helen of Troy Ltd.	18,778	1,931
	Cheesecake Factory Inc.	37,734	1,882
	Wendy's Co.	182,912	1,880
	Cable One Inc.	3,674	1,800
	Graham Holdings Co. Class B	3,599	1,792
	Meredith Corp.	31,626	1,565
	Dana Holding Corp.	124,852	1,501
*	Office Depot Inc.	412,984	1,478
*	Deckers Outdoor Corp.	27,187	1,430
*	TRI Pointe Group Inc.	122,165	1,424
	HSN Inc.	26,738	1,400
	Time Inc.	87,951	1,396

Aaron's Inc.	54,179	1,360
Sotheby's	43,676	1,306
New York Times Co. Class A	102,743	1,242
Chico's FAS Inc.	112,090	1,216
Abercrombie & Fitch Co.	56,343	1,121
* Restoration Hardware Holdings Inc.	31,294	1,041
* Ascena Retail Group Inc.	143,129	1,033
^ KB Home	70,800	987
* Fossil Group Inc.	34,703	967
^ DeVry Education Group Inc.	47,586	861
Guess? Inc.	53,278	840
International Speedway Corp. Class A	22,347	739
		144,785
Consumer Staples (4.3%)
Ingredion Inc.	60,125	7,059
* WhiteWave Foods Co. Class A	147,496	6,586
* TreeHouse Foods Inc.	47,163	4,466
* Hain Celestial Group Inc.	86,224	4,263
* Post Holdings Inc.	53,601	4,074
Edgewell Personal Care Co.	49,638	3,943
Casey's General Stores Inc.	32,658	3,926
Flowers Foods Inc.	156,228	2,929
* Sprouts Farmers Market Inc.	118,190	2,926
Energizer Holdings Inc.	51,694	2,447
Snyder's-Lance Inc.	66,096	2,043
Lancaster Colony Corp.	16,250	1,970
* United Natural Foods Inc.	42,062	1,567
Avon Products Inc.	363,990	1,420
Dean Foods Co.	76,874	1,405
* Boston Beer Co. Inc. Class A	7,940	1,234
* SUPERVALU Inc.	222,563	1,031
^ Tootsie Roll Industries Inc.	15,040	538
		53,827
Energy (3.6%)
HollyFrontier Corp.	147,625	3,950
Energen Corp.	81,164	3,865
* Gulfport Energy Corp.	102,879	3,163
QEP Resources Inc.	159,882	2,979
^ CONSOL Energy Inc.	191,862	2,947
World Fuel Services Corp.	59,304	2,726
Oceaneering International Inc.	81,957	2,710
Ensco plc Class A	244,826	2,421
Patterson-UTI Energy Inc.	123,049	2,290
Nabors Industries Ltd.	235,834	2,217
Superior Energy Services Inc.	126,581	2,182
* WPX Energy Inc.	195,773	2,015
* Dril-Quip Inc.	31,729	1,936
SM Energy Co.	57,071	1,799
Rowan Cos. plc Class A	104,633	1,771
Noble Corp. plc	203,317	1,696
* Oil States International Inc.	43,135	1,417
Western Refining Inc.	56,586	1,202
Denbury Resources Inc.	293,683	1,178
		44,464
Financials (26.7%)
* Alleghany Corp.	12,917	7,038

Duke Realty Corp.	289,314	6,848
Mid-America Apartment Communities Inc.	63,089	6,498
New York Community Bancorp Inc.	406,793	6,403
Everest Re Group Ltd.	35,708	6,396
Regency Centers Corp.	81,639	6,254
Camden Property Trust	72,709	6,195
* Signature Bank	44,555	6,015
Raymond James Financial Inc.	107,084	6,004
Alexandria Real Estate Equities Inc.	61,372	5,947
MSCI Inc. Class A	74,359	5,933
SEI Investments Co.	114,973	5,914
FactSet Research Systems Inc.	34,453	5,480
Reinsurance Group of America Inc. Class A	54,540	5,407
National Retail Properties Inc.	117,965	5,347
American Campus Communities Inc.	108,978	5,124
Kilroy Realty Corp.	77,111	4,870
* SVB Financial Group	43,165	4,757
WR Berkley Corp.	82,022	4,678
East West Bancorp Inc.	120,350	4,645
Liberty Property Trust	122,282	4,564
Lamar Advertising Co. Class A	68,653	4,466
Jones Lang LaSalle Inc.	37,704	4,444
Omega Healthcare Investors Inc.	138,461	4,420
MarketAxess Holdings Inc.	31,379	4,391
CBOE Holdings Inc.	68,407	4,354
American Financial Group Inc.	59,383	4,352
RenaissanceRe Holdings Ltd.	36,083	4,168
Sovran Self Storage Inc.	37,970	4,111
PacWest Bancorp	95,689	3,988
Douglas Emmett Inc.	117,056	3,967
Highwoods Properties Inc.	80,368	3,911
Old Republic International Corp.	203,816	3,905
EPR Properties	52,943	3,774
Senior Housing Properties Trust	198,594	3,710
Weingarten Realty Investors	95,367	3,589
Endurance Specialty Holdings Ltd.	51,487	3,497
First American Financial Corp.	91,224	3,488
Eaton Vance Corp.	95,940	3,488
Brown & Brown Inc.	96,212	3,469
Taubman Centers Inc.	50,376	3,454
Commerce Bancshares Inc.	69,579	3,404
Synovus Financial Corp.	105,636	3,398
Corrections Corp. of America	98,043	3,294
Hospitality Properties Trust	126,731	3,244
First Niagara Financial Group Inc.	296,687	3,240
DCT Industrial Trust Inc.	73,860	3,186
FirstMerit Corp.	138,612	3,144
Hanover Insurance Group Inc.	35,805	3,104
Cullen/Frost Bankers Inc.	45,687	3,056
CNO Financial Group Inc.	150,430	3,052
Webster Financial Corp.	76,575	2,999
Prosperity Bancshares Inc.	55,014	2,962
Umpqua Holdings Corp.	184,525	2,951
PrivateBancorp Inc.	66,474	2,948
Medical Properties Trust Inc.	198,859	2,923
First Horizon National Corp.	199,143	2,899
Tanger Factory Outlet Centers Inc.	79,400	2,796

Post Properties Inc.	44,935	2,722
Healthcare Realty Trust Inc.	85,468	2,717
Rayonier Inc.	102,626	2,661
Bank of the Ozarks Inc.	68,367	2,660
Bank of Hawaii Corp.	36,044	2,590
Federated Investors Inc. Class B	79,155	2,558
Communications Sales & Leasing Inc.	100,678	2,515
* SLM Corp.	357,739	2,458
Aspen Insurance Holdings Ltd.	50,988	2,440
First Industrial Realty Trust Inc.	97,283	2,409
FNB Corp.	175,123	2,345
Associated Banc-Corp	125,173	2,339
Education Realty Trust Inc.	52,791	2,259
Primerica Inc.	40,187	2,255
Equity One Inc.	75,833	2,234
* Stifel Financial Corp.	58,111	2,195
LaSalle Hotel Properties	94,425	2,182
Corporate Office Properties Trust	79,034	2,136
Urban Edge Properties	77,203	2,073
Fulton Financial Corp.	145,158	2,068
TCF Financial Corp.	142,645	2,050
Mack-Cali Realty Corp.	74,901	1,965
Washington Federal Inc.	76,551	1,913
Cathay General Bancorp	61,885	1,907
Janus Capital Group Inc.	122,772	1,864
Care Capital Properties Inc.	70,060	1,821
Hancock Holding Co.	64,968	1,786
Valley National Bancorp	186,943	1,782
BancorpSouth Inc.	71,104	1,699
Mercury General Corp.	30,523	1,605
WP Glimcher Inc.	155,340	1,588
* Genworth Financial Inc. Class A	416,130	1,540
Waddell & Reed Financial Inc. Class A	68,540	1,465
Alexander & Baldwin Inc.	38,578	1,453
Trustmark Corp.	56,712	1,405
Kemper Corp.	40,392	1,305
International Bancshares Corp.	46,366	1,300
WisdomTree Investments Inc.	94,759	1,175
Potlatch Corp.	34,113	1,166
Arthur J Gallagher & Co.	1	—
		330,468
Health Care (8.8%)
* Mettler-Toledo International Inc.	22,570	8,471
ResMed Inc.	117,134	6,918
Cooper Cos. Inc.	40,476	6,590
* IDEXX Laboratories Inc.	74,971	6,565
Teleflex Inc.	34,810	5,608
* MEDNAX Inc.	78,450	5,370
STERIS plc	71,825	4,987
* Align Technology Inc.	60,599	4,777
West Pharmaceutical Services Inc.	60,494	4,542
* United Therapeutics Corp.	37,932	4,517
* VCA Inc.	67,544	4,386
* WellCare Health Plans Inc.	36,901	3,742
Bio-Techne Corp.	31,102	3,417
* Charles River Laboratories International Inc.	39,068	3,357
* Amsurg Corp.	44,787	3,350

* ABIOMED Inc.	32,634	3,241
* PAREXEL International Corp.	44,971	2,828
* Bio-Rad Laboratories Inc. Class A	17,456	2,598
* LifePoint Health Inc.	36,128	2,395
* Tenet Healthcare Corp.	82,525	2,388
* Prestige Brands Holdings Inc.	44,109	2,384
Hill-Rom Holdings Inc.	47,594	2,338
* Catalent Inc.	82,249	2,313
* Allscripts Healthcare Solutions Inc.	158,308	2,136
* Akorn Inc.	66,969	2,002
Owens & Minor Inc.	52,409	1,954
LivaNova plc	35,548	1,735
* Molina Healthcare Inc.	34,292	1,661
* Community Health Systems Inc.	94,595	1,271
* Halyard Health Inc.	39,022	1,213
		109,054
Industrials (14.0%)
Fortune Brands Home & Security Inc.	131,814	7,733
Huntington Ingalls Industries Inc.	39,155	6,007
Wabtec Corp.	76,888	5,950
Carlisle Cos. Inc.	53,688	5,574
IDEX Corp.	63,503	5,292
AO Smith Corp.	62,457	5,140
ManpowerGroup Inc.	60,463	4,822
* JetBlue Airways Corp.	268,534	4,815
Hubbell Inc. Class B	44,603	4,740
Lennox International Inc.	33,271	4,570
Orbital ATK Inc.	49,198	4,282
* Copart Inc.	85,234	4,220
* AECOM	127,631	4,098
B/E Aerospace Inc.	85,399	4,068
Toro Co.	45,538	4,067
Nordson Corp.	44,802	3,897
Graco Inc.	46,092	3,700
* Old Dominion Freight Line Inc.	57,479	3,699
Donaldson Co. Inc.	103,163	3,457
Lincoln Electric Holdings Inc.	53,798	3,238
* Kirby Corp.	44,995	3,153
Curtiss-Wright Corp.	37,234	3,099
AGCO Corp.	59,296	3,079
MSC Industrial Direct Co. Inc. Class A	40,319	3,022
Watsco Inc.	21,573	2,896
* Genesee & Wyoming Inc. Class A	47,701	2,865
RR Donnelley & Sons Co.	174,869	2,849
* Teledyne Technologies Inc.	28,868	2,833
Oshkosh Corp.	61,242	2,812
Deluxe Corp.	40,944	2,667
ITT Inc.	74,961	2,662
Woodward Inc.	46,673	2,657
Valmont Industries Inc.	19,082	2,639
CLARCOR Inc.	40,757	2,417
Landstar System Inc.	35,471	2,407
Crane Co.	41,388	2,376
Trinity Industries Inc.	128,021	2,312
* Clean Harbors Inc.	43,830	2,257
Rollins Inc.	78,667	2,236
Regal Beloit Corp.	37,343	2,133

Timken Co.	58,212	1,935
Terex Corp.	90,800	1,923
CEB Inc.	27,289	1,740
KBR Inc.	118,855	1,729
HNI Corp.	37,024	1,706
* Esterline Technologies Corp.	24,840	1,674
Kennametal Inc.	66,792	1,635
GATX Corp.	35,191	1,614
Herman Miller Inc.	50,166	1,588
Triumph Group Inc.	41,357	1,560
* NOW Inc.	89,948	1,560
* KLX Inc.	44,246	1,455
* FTI Consulting Inc.	34,589	1,447
Granite Construction Inc.	33,044	1,419
Joy Global Inc.	82,160	1,399
MSA Safety Inc.	26,595	1,340
Werner Enterprises Inc.	37,377	930
		173,394
Information Technology (17.1%)
CDK Global Inc.	129,873	7,182
* Gartner Inc.	68,870	6,999
* ANSYS Inc.	73,775	6,573
* Synopsys Inc.	126,738	6,549
Broadridge Financial Solutions Inc.	99,394	6,380
* Cadence Design Systems Inc.	255,402	6,313
Computer Sciences Corp.	115,466	5,681
Jack Henry & Associates Inc.	65,957	5,569
* Trimble Navigation Ltd.	209,844	5,368
* Ultimate Software Group Inc.	24,127	4,933
* Arrow Electronics Inc.	76,062	4,915
Avnet Inc.	109,783	4,504
* Keysight Technologies Inc.	143,264	4,388
Ingram Micro Inc.	124,080	4,297
* Tyler Technologies Inc.	27,529	4,220
* Fortinet Inc.	121,985	4,173
* Manhattan Associates Inc.	61,046	4,025
FEI Co.	34,170	3,672
ARRIS International plc	150,171	3,619
Brocade Communications Systems Inc.	390,585	3,539
* PTC Inc.	95,776	3,423
Teradyne Inc.	170,874	3,385
* NCR Corp.	104,445	3,225
DST Systems Inc.	26,486	3,203
* Microsemi Corp.	93,984	3,179
MAXIMUS Inc.	54,276	3,129
Cognex Corp.	71,100	3,062
Jabil Circuit Inc.	159,605	3,045
* WEX Inc.	32,367	2,986
Fair Isaac Corp.	26,283	2,929
Cypress Semiconductor Corp.	263,021	2,796
* CoreLogic Inc.	73,916	2,755
Leidos Holdings Inc.	53,799	2,658
* Integrated Device Technology Inc.	113,193	2,643
* IPG Photonics Corp.	30,567	2,640
* ViaSat Inc.	37,661	2,600
j2 Global Inc.	38,659	2,589
* Advanced Micro Devices Inc.	537,205	2,455

*	VeriFone Systems Inc.	92,267	2,436
	National Instruments Corp.	84,405	2,411
*	Rackspace Hosting Inc.	93,093	2,327
*	Zebra Technologies Corp.	43,676	2,320
	Convergys Corp.	80,754	2,276
	Belden Inc.	35,106	2,270
*	Tech Data Corp.	29,320	2,216
	SYNNEX Corp.	24,220	2,206
*	Synaptics Inc.	30,709	2,083
*	WebMD Health Corp.	31,334	2,060
*	ACI Worldwide Inc.	99,550	2,057
*	Cree Inc.	84,385	2,032
*	NetScout Systems Inc.	82,411	1,999
	Lexmark International Inc. Class A	51,792	1,961
	Science Applications International Corp.	34,590	1,888
*	Fairchild Semiconductor International Inc. Class A	94,955	1,887
*	Ciena Corp.	108,000	1,886
	Mentor Graphics Corp.	84,170	1,805
	InterDigital Inc.	29,338	1,710
*	Silicon Laboratories Inc.	32,399	1,612
*	CommVault Systems Inc.	35,216	1,595
	Intersil Corp. Class A	111,303	1,505
	Vishay Intertechnology Inc.	113,660	1,473
	Diebold Inc.	54,603	1,411
*	Acxiom Corp.	65,160	1,380
*	Polycom Inc.	112,324	1,348
*	comScore Inc.	39,368	1,275
	Plantronics Inc.	28,102	1,251
*,^ 3D Systems Corp.		89,264	1,195
*	Knowles Corp.	74,016	1,082
*	NeuStar Inc. Class A	45,004	1,060
			211,618
Materials (7.5%)
	Albemarle Corp.	93,891	7,371
	Valspar Corp.	60,795	6,585
	Ashland Inc.	52,882	5,995
	RPM International Inc.	111,095	5,576
	Packaging Corp. of America	78,828	5,378
	Steel Dynamics Inc.	203,392	5,022
	Reliance Steel & Aluminum Co.	60,100	4,468
	AptarGroup Inc.	52,555	4,060
	Sonoco Products Co.	84,437	4,025
	Bemis Co. Inc.	79,187	3,986
	NewMarket Corp.	8,325	3,372
	Eagle Materials Inc.	41,233	3,229
	Olin Corp.	138,307	3,183
	Royal Gold Inc.	54,572	3,063
	PolyOne Corp.	71,331	2,673
	Scotts Miracle-Gro Co. Class A	38,064	2,646
	Sensient Technologies Corp.	37,662	2,569
	Cabot Corp.	52,226	2,387
	Compass Minerals International Inc.	28,210	2,199
*	Louisiana-Pacific Corp.	119,704	2,188
	Domtar Corp.	52,385	2,024
	United States Steel Corp.	122,288	1,770
	Silgan Holdings Inc.	33,823	1,730
	Minerals Technologies Inc.	29,146	1,679

Commercial Metals Co.			97,169	1,668
Worthington Industries Inc.			38,167	1,426
Carpenter Technology Corp.			39,265	1,258
^ Allegheny Technologies Inc.			91,311	1,130
Greif Inc. Class A			21,494	771
				93,431
Telecommunication Services (0.2%)
Telephone & Data Systems Inc.			79,044	2,276

Utilities (6.0%)
Alliant Energy Corp.			189,807	7,032
Westar Energy Inc. Class A			118,452	6,673
Atmos Energy Corp.			85,353	6,222
UGI Corp.			143,787	6,171
OGE Energy Corp.			167,022	5,042
Aqua America Inc.			148,068	4,784
National Fuel Gas Co.			70,908	3,900
Great Plains Energy Inc.			128,905	3,762
MDU Resources Group Inc.			163,298	3,735
Questar Corp.			146,360	3,690
Vectren Corp.			69,220	3,439
IDACORP Inc.			42,061	3,079
Hawaiian Electric Industries Inc.			89,999	2,955
WGL Holdings Inc.			41,753	2,724
Black Hills Corp.			42,804	2,591
ONE Gas Inc.			43,797	2,569
New Jersey Resources Corp.			71,845	2,525
PNM Resources Inc.			66,601	2,187
* Talen Energy Corp.			53,761	618
				73,698
Total Common Stocks (Cost $1,178,709)				1,237,015
	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund	0.523%		2,416,348	2,416

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.335%-0.431%	7/22/16	200	200
Total Temporary Cash Investments (Cost $2,616)				2,616
Total Investments (100.1%) (Cost $1,181,325)				1,239,631
Other Assets and Liabilities-Net (-0.1%)3				(872)
Net Assets (100%)				1,238,759

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,323,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,416,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,237,015	—	—
Temporary Cash Investments	2,416	200	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	1,239,429	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

S&P Mid-Cap 400 Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2016	13	1,939	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $1,181,325,000. Net unrealized appreciation of investment securities for tax purposes was $58,306,000, consisting of unrealized gains of $143,780,000 on securities that had risen in value since their purchase and $85,474,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)1
Consumer Discretionary (13.2%)
*	NVR Inc.	3,285	5,693
	Domino's Pizza Inc.	44,855	5,422
	Service Corp. International	175,460	4,808
	Carter's Inc.	46,591	4,684
*	Panera Bread Co. Class A	20,704	4,537
*	Toll Brothers Inc.	139,596	4,069
*	Skechers U.S.A. Inc. Class A	117,658	3,667
	Dunkin' Brands Group Inc.	82,536	3,573
*	AMC Networks Inc. Class A	54,843	3,507
	Pool Corp.	37,854	3,466
*	Tempur Sealy International Inc.	56,207	3,272
*	Vista Outdoor Inc.	55,030	2,762
	Gentex Corp.	161,279	2,674
	Polaris Industries Inc.	29,918	2,544
*	Buffalo Wild Wings Inc.	16,955	2,465
*	Helen of Troy Ltd.	20,312	2,089
	Wendy's Co.	197,015	2,025
	Williams-Sonoma Inc.	37,217	1,974
	Texas Roadhouse Inc. Class A	42,036	1,884
	Brunswick Corp.	38,529	1,844
	Cinemark Holdings Inc.	42,752	1,547
	Jack in the Box Inc.	17,585	1,498
^	Cracker Barrel Old Country Store Inc.	9,056	1,372
	CalAtlantic Group Inc.	36,476	1,349
	Thor Industries Inc.	20,152	1,310
*	Live Nation Entertainment Inc.	53,829	1,300
*	DreamWorks Animation SKG Inc. Class A	29,422	1,184
	Cable One Inc.	2,374	1,163
*	Restoration Hardware Holdings Inc.	33,466	1,113
	Brinker International Inc.	22,491	1,012
	Cheesecake Factory Inc.	18,963	946
*	Kate Spade & Co.	40,086	876
*	TRI Pointe Group Inc.	70,432	821
			82,450
Consumer Staples (5.7%)
*	WhiteWave Foods Co. Class A	158,764	7,089
*	Post Holdings Inc.	57,709	4,386
	Ingredion Inc.	28,480	3,344
	Flowers Foods Inc.	168,215	3,154
*	Sprouts Farmers Market Inc.	127,261	3,151
*	Hain Celestial Group Inc.	51,989	2,570
*	TreeHouse Foods Inc.	24,376	2,308
	Casey's General Stores Inc.	18,990	2,283
	Edgewell Personal Care Co.	19,245	1,529
	Lancaster Colony Corp.	11,204	1,358
	Snyder's-Lance Inc.	41,297	1,277
	Energizer Holdings Inc.	23,948	1,133
*	Boston Beer Co. Inc. Class A	5,932	922

* SUPERVALU Inc.	126,138	584
Avon Products Inc.	109,133	426
^ Tootsie Roll Industries Inc.	9,089	325
		35,839
Financials (27.2%)
Regency Centers Corp.	87,877	6,731
* Signature Bank	47,961	6,475
MSCI Inc. Class A	80,045	6,387
SEI Investments Co.	123,763	6,366
FactSet Research Systems Inc.	37,086	5,899
* SVB Financial Group	46,470	5,121
Mid-America Apartment Communities Inc.	47,540	4,896
Lamar Advertising Co. Class A	73,906	4,808
Jones Lang LaSalle Inc.	40,592	4,784
MarketAxess Holdings Inc.	33,784	4,728
CBOE Holdings Inc.	73,644	4,687
Sovran Self Storage Inc.	40,876	4,426
Old Republic International Corp.	219,425	4,204
Alexandria Real Estate Equities Inc.	40,302	3,905
Weingarten Realty Investors	102,674	3,864
Camden Property Trust	43,049	3,668
Duke Realty Corp.	146,379	3,465
East West Bancorp Inc.	84,220	3,251
Kilroy Realty Corp.	51,470	3,250
PrivateBancorp Inc.	71,461	3,169
First Horizon National Corp.	214,071	3,117
American Campus Communities Inc.	63,356	2,979
Healthcare Realty Trust Inc.	92,032	2,926
Bank of the Ozarks Inc.	73,498	2,860
Raymond James Financial Inc.	49,574	2,780
National Retail Properties Inc.	60,961	2,763
Communications Sales & Leasing Inc.	108,422	2,708
Douglas Emmett Inc.	78,143	2,648
Education Realty Trust Inc.	56,927	2,436
Equity One Inc.	81,672	2,406
Brown & Brown Inc.	66,304	2,391
Omega Healthcare Investors Inc.	74,539	2,379
American Financial Group Inc.	31,970	2,343
DCT Industrial Trust Inc.	54,084	2,333
Highwoods Properties Inc.	45,001	2,190
RenaissanceRe Holdings Ltd.	17,873	2,065
Commerce Bancshares Inc.	39,710	1,943
Synovus Financial Corp.	60,291	1,940
Tanger Factory Outlet Centers Inc.	52,927	1,864
Eaton Vance Corp.	50,623	1,841
Webster Financial Corp.	46,929	1,838
EPR Properties	25,655	1,829
Taubman Centers Inc.	25,496	1,748
Bank of Hawaii Corp.	23,680	1,701
First Industrial Realty Trust Inc.	68,104	1,686
Post Properties Inc.	26,572	1,609
Alexander & Baldwin Inc.	41,440	1,561
Arthur J Gallagher & Co.	30,293	1,464
Medical Properties Trust Inc.	98,537	1,448
Primerica Inc.	25,109	1,409
Federated Investors Inc. Class B	41,706	1,348
Cathay General Bancorp	43,336	1,336

Urban Edge Properties	47,406	1,273
WisdomTree Investments Inc.	101,973	1,264
Washington Federal Inc.	48,657	1,216
Fulton Financial Corp.	71,943	1,025
Janus Capital Group Inc.	67,467	1,024
BancorpSouth Inc.	37,956	907
Care Capital Properties Inc.	33,001	858
Waddell & Reed Financial Inc. Class A	34,395	735
Potlatch Corp.	18,203	622
		170,897
Health Care (14.6%)
* Mettler-Toledo International Inc.	24,291	9,117
ResMed Inc.	126,079	7,446
* IDEXX Laboratories Inc.	80,702	7,067
* MEDNAX Inc.	84,452	5,781
STERIS plc	77,320	5,368
* Align Technology Inc.	65,239	5,143
* United Therapeutics Corp.	40,834	4,862
* VCA Inc.	72,718	4,722
Teleflex Inc.	22,860	3,683
Bio-Techne Corp.	33,486	3,679
* Charles River Laboratories International Inc.	42,064	3,615
* Amsurg Corp.	48,225	3,607
* ABIOMED Inc.	35,137	3,490
Cooper Cos. Inc.	20,915	3,405
West Pharmaceutical Services Inc.	42,986	3,227
* PAREXEL International Corp.	48,344	3,040
* Prestige Brands Holdings Inc.	47,502	2,567
* Akorn Inc.	72,132	2,156
* WellCare Health Plans Inc.	18,676	1,894
LivaNova plc	38,293	1,869
Hill-Rom Holdings Inc.	33,264	1,634
* Catalent Inc.	53,157	1,495
* Allscripts Healthcare Solutions Inc.	75,046	1,012
* Molina Healthcare Inc.	19,071	924
* Halyard Health Inc.	16,657	518
* Community Health Systems Inc. Rights Exp. 12/31/2099	29,782	—
		91,321
Industrials (10.9%)
Fortune Brands Home & Security Inc.	141,880	8,324
AO Smith Corp.	67,235	5,533
* JetBlue Airways Corp.	289,078	5,183
Lennox International Inc.	35,820	4,920
Toro Co.	49,026	4,379
Wabtec Corp.	50,491	3,907
Huntington Ingalls Industries Inc.	21,498	3,298
IDEX Corp.	37,602	3,134
* Copart Inc.	61,487	3,044
Graco Inc.	31,763	2,550
Rollins Inc.	84,722	2,408
Nordson Corp.	27,014	2,350
Hubbell Inc. Class B	20,171	2,144
Watsco Inc.	15,539	2,086
* Old Dominion Freight Line Inc.	30,947	1,991
B/E Aerospace Inc.	39,540	1,884
CEB Inc.	29,399	1,875

Donaldson Co. Inc.	45,552	1,526
Curtiss-Wright Corp.	17,645	1,468
Deluxe Corp.	22,491	1,465
Woodward Inc.	22,084	1,257
ITT Inc.	33,857	1,202
Crane Co.	19,933	1,144
Herman Miller Inc.	26,242	831
KBR Inc.	49,630	722
		68,625
Information Technology (21.4%)
CDK Global Inc.	139,795	7,731
* Gartner Inc.	74,131	7,533
* ANSYS Inc.	79,412	7,076
Broadridge Financial Solutions Inc.	106,987	6,867
* Cadence Design Systems Inc.	274,916	6,796
Jack Henry & Associates Inc.	71,001	5,995
* Ultimate Software Group Inc.	25,972	5,311
* Synopsys Inc.	90,042	4,652
* Tyler Technologies Inc.	29,635	4,543
* Fortinet Inc.	131,328	4,493
* Manhattan Associates Inc.	65,725	4,333
ARRIS International plc	161,687	3,897
DST Systems Inc.	28,515	3,448
* Microsemi Corp.	101,195	3,423
MAXIMUS Inc.	58,431	3,369
Cognex Corp.	76,431	3,292
Fair Isaac Corp.	28,253	3,148
* Integrated Device Technology Inc.	121,893	2,846
* IPG Photonics Corp.	32,860	2,838
j2 Global Inc.	41,632	2,788
* Zebra Technologies Corp.	46,958	2,494
Convergys Corp.	86,971	2,452
* Trimble Navigation Ltd.	92,631	2,369
* Synaptics Inc.	33,018	2,240
* WebMD Health Corp.	33,750	2,219
* ACI Worldwide Inc.	107,224	2,215
* PTC Inc.	57,756	2,064
* Ciena Corp.	116,337	2,031
* WEX Inc.	20,532	1,894
* CoreLogic Inc.	48,478	1,807
FEI Co.	16,560	1,779
* ViaSat Inc.	25,104	1,733
Belden Inc.	21,177	1,370
National Instruments Corp.	45,459	1,299
* Advanced Micro Devices Inc.	266,211	1,217
* Silicon Laboratories Inc.	24,366	1,212
* Rackspace Hosting Inc.	48,138	1,203
Leidos Holdings Inc.	21,984	1,086
Brocade Communications Systems Inc.	109,653	993
* CommVault Systems Inc.	20,790	941
* Fairchild Semiconductor International Inc. Class A	46,042	915
* comScore Inc.	27,789	900
Plantronics Inc.	18,925	843
InterDigital Inc.	13,781	803
* Polycom Inc.	62,331	748
* Acxiom Corp.	31,998	678

* NeuStar Inc. Class A			25,986	612
				134,496
Materials (5.4%)
Packaging Corp. of America			84,858	5,790
Valspar Corp.			38,612	4,182
Eagle Materials Inc.			44,398	3,477
Ashland Inc.			29,034	3,291
RPM International Inc.			62,194	3,122
AptarGroup Inc.			32,821	2,536
NewMarket Corp.			5,199	2,106
Scotts Miracle-Gro Co. Class A			24,556	1,707
* Louisiana-Pacific Corp.			82,522	1,508
Sensient Technologies Corp.			21,868	1,492
PolyOne Corp.			36,111	1,353
Compass Minerals International Inc.			17,017	1,326
Minerals Technologies Inc.			19,657	1,132
Silgan Holdings Inc.			18,812	962
				33,984
Utilities (1.7%)
Aqua America Inc.			94,053	3,039
Atmos Energy Corp.			40,431	2,947
WGL Holdings Inc.			25,588	1,669
National Fuel Gas Co.			29,017	1,596
IDACORP Inc.			20,838	1,526
				10,777
Total Common Stocks (Cost $577,961)				628,389
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	0.523%		1,830,238	1,830

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.411%	6/2/16	100	100
4,5 Federal Home Loan Bank Discount Notes	0.401%	8/31/16	100	100
				200
Total Temporary Cash Investments (Cost $2,030)				2,030
Total Investments (100.4%) (Cost $579,991)				630,419
				Amount
				($000)
Other Assets and Liabilities-Net (-0.4%)3				(2,596)
Net Assets (100%)				627,823

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $387,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $399,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	628,389	—	—
Temporary Cash Investments	1,830	200	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	630,218	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

S&P Mid-Cap 400 Growth Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2016	7	1,044	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $579,991,000. Net unrealized appreciation of investment securities for tax purposes was $50,428,000, consisting of unrealized gains of $67,148,000 on securities that had risen in value since their purchase and $16,720,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (10.4%)
	Dick's Sporting Goods Inc.	58,396	2,505
^	GameStop Corp. Class A	67,852	1,975
	CST Brands Inc.	49,018	1,859
	Tupperware Brands Corp.	32,737	1,852
	John Wiley & Sons Inc. Class A	31,496	1,697
	American Eagle Outfitters Inc.	107,743	1,685
	Big Lots Inc.	32,122	1,680
*	Murphy USA Inc.	24,006	1,632
*	JC Penney Co. Inc.	198,429	1,546
*	Cabela's Inc.	31,214	1,516
	Polaris Industries Inc.	17,621	1,498
	Brunswick Corp.	31,275	1,497
	Williams-Sonoma Inc.	26,790	1,421
	Graham Holdings Co. Class B	2,769	1,379
^	Cracker Barrel Old Country Store Inc.	9,000	1,363
	Cinemark Holdings Inc.	37,611	1,361
*	Live Nation Entertainment Inc.	55,752	1,346
	Meredith Corp.	24,453	1,210
*	Kate Spade & Co.	53,979	1,180
	Gentex Corp.	71,162	1,180
	Dana Holding Corp.	96,828	1,164
*	Office Depot Inc.	320,289	1,147
*	Deckers Outdoor Corp.	21,022	1,106
	HSN Inc.	20,671	1,083
	Time Inc.	67,970	1,079
	Aaron's Inc.	41,890	1,051
	Sotheby's	33,782	1,010
*	DreamWorks Animation SKG Inc. Class A	25,049	1,008
	Thor Industries Inc.	15,095	981
	New York Times Co. Class A	79,558	962
	Chico's FAS Inc.	86,664	940
	Brinker International Inc.	20,730	932
	Abercrombie & Fitch Co.	43,564	867
	CalAtlantic Group Inc.	23,281	861
*	Ascena Retail Group Inc.	110,665	799
	Cheesecake Factory Inc.	15,507	773
^	KB Home	54,841	765
*	Fossil Group Inc.	26,830	748
	Jack in the Box Inc.	8,457	721
^	DeVry Education Group Inc.	36,857	667
	Guess? Inc.	41,269	651
	International Speedway Corp. Class A	17,379	575
	Cable One Inc.	1,103	540
*	TRI Pointe Group Inc.	43,629	509
	Texas Roadhouse Inc. Class A	10,676	478
	MDC Holdings Inc.	63	1
			52,800

Consumer Staples (3.1%)
Ingredion Inc.	26,097	3,064
Edgewell Personal Care Co.	24,625	1,956
* TreeHouse Foods Inc.	19,009	1,800
* Hain Celestial Group Inc.	29,407	1,454
Casey's General Stores Inc.	11,644	1,400
* United Natural Foods Inc.	32,620	1,215
Dean Foods Co.	59,434	1,086
Energizer Holdings Inc.	22,845	1,081
Avon Products Inc.	203,246	793
Snyder's-Lance Inc.	21,585	667
Lancaster Colony Corp.	4,551	552
* SUPERVALU Inc.	81,105	376
* Boston Beer Co. Inc. Class A	1,848	287
^ Tootsie Roll Industries Inc.	5,151	184
		15,915
Energy (6.8%)
HollyFrontier Corp.	114,430	3,062
Energen Corp.	62,915	2,996
* Gulfport Energy Corp.	79,751	2,452
QEP Resources Inc.	123,738	2,305
CONSOL Energy Inc.	148,485	2,281
World Fuel Services Corp.	45,896	2,110
Oceaneering International Inc.	63,432	2,097
Ensco plc Class A	189,484	1,874
Patterson-UTI Energy Inc.	95,402	1,775
Nabors Industries Ltd.	182,552	1,716
Superior Energy Services Inc.	98,143	1,692
* WPX Energy Inc.	151,795	1,562
* Dril-Quip Inc.	24,603	1,502
SM Energy Co.	44,130	1,391
Rowan Cos. plc Class A	80,917	1,370
Noble Corp. plc	157,655	1,315
* Oil States International Inc.	33,352	1,096
Western Refining Inc.	43,760	929
Denbury Resources Inc.	227,409	912
		34,437
Financials (26.4%)
* Alleghany Corp.	10,012	5,455
New York Community Bancorp Inc.	315,289	4,963
Everest Re Group Ltd.	27,677	4,957
Reinsurance Group of America Inc. Class A	42,275	4,191
WR Berkley Corp.	63,575	3,626
Liberty Property Trust	94,783	3,537
PacWest Bancorp	74,175	3,092
Senior Housing Properties Trust	153,944	2,876
Duke Realty Corp.	118,843	2,813
Endurance Specialty Holdings Ltd.	39,911	2,711
First American Financial Corp.	70,716	2,704
Raymond James Financial Inc.	47,310	2,653
Corrections Corp. of America	76,003	2,554
Hospitality Properties Trust	98,242	2,515
First Niagara Financial Group Inc.	229,993	2,512
FirstMerit Corp.	107,452	2,437
Hanover Insurance Group Inc.	27,758	2,406
Cullen/Frost Bankers Inc.	35,358	2,365

CNO Financial Group Inc.	116,423	2,362
Prosperity Bancshares Inc.	42,578	2,293
Umpqua Holdings Corp.	142,812	2,284
Camden Property Trust	25,359	2,161
National Retail Properties Inc.	47,545	2,155
Rayonier Inc.	79,563	2,063
* SLM Corp.	277,587	1,907
Aspen Insurance Holdings Ltd.	39,530	1,891
American Campus Communities Inc.	38,854	1,827
FNB Corp.	135,774	1,818
Associated Banc-Corp	97,047	1,814
Alexandria Real Estate Equities Inc.	18,551	1,798
RenaissanceRe Holdings Ltd.	15,102	1,744
Omega Healthcare Investors Inc.	53,660	1,713
* Stifel Financial Corp.	45,058	1,702
LaSalle Hotel Properties	73,210	1,692
American Financial Group Inc.	23,014	1,686
Corporate Office Properties Trust	61,278	1,656
EPR Properties	22,571	1,609
TCF Financial Corp.	110,604	1,589
Mack-Cali Realty Corp.	58,079	1,524
Mid-America Apartment Communities Inc.	14,669	1,511
Highwoods Properties Inc.	29,903	1,455
Kilroy Realty Corp.	22,711	1,434
Taubman Centers Inc.	20,695	1,419
Valley National Bancorp	144,961	1,381
Hancock Holding Co.	50,237	1,381
Eaton Vance Corp.	37,928	1,379
East West Bancorp Inc.	32,648	1,260
Mercury General Corp.	23,601	1,241
Commerce Bancshares Inc.	25,348	1,240
Synovus Financial Corp.	38,487	1,238
WP Glimcher Inc.	120,126	1,228
Medical Properties Trust Inc.	83,258	1,224
* Genworth Financial Inc. Class A	322,714	1,194
Douglas Emmett Inc.	34,479	1,168
Trustmark Corp.	43,827	1,086
Kemper Corp.	31,275	1,010
Federated Investors Inc. Class B	31,243	1,010
International Bancshares Corp.	35,902	1,007
Webster Financial Corp.	25,483	998
Brown & Brown Inc.	26,849	968
Post Properties Inc.	15,649	948
Fulton Financial Corp.	60,775	866
Tanger Factory Outlet Centers Inc.	23,350	822
Care Capital Properties Inc.	30,421	791
DCT Industrial Trust Inc.	18,321	790
Bank of Hawaii Corp.	10,897	783
Primerica Inc.	13,086	734
Janus Capital Group Inc.	46,770	710
Urban Edge Properties	25,738	691
BancorpSouth Inc.	27,523	658
First Industrial Realty Trust Inc.	26,395	654
Washington Federal Inc.	24,401	610
Waddell & Reed Financial Inc. Class A	28,166	602
Cathay General Bancorp	16,838	519
Potlatch Corp.	13,204	451

Arthur J Gallagher & Co.	1	—
		134,116
Health Care (3.7%)
Cooper Cos. Inc.	16,312	2,656
* Bio-Rad Laboratories Inc. Class A	13,512	2,011
* LifePoint Health Inc.	27,961	1,854
* Tenet Healthcare Corp.	63,871	1,849
Teleflex Inc.	10,522	1,695
* WellCare Health Plans Inc.	15,159	1,538
Owens & Minor Inc.	40,637	1,515
West Pharmaceutical Services Inc.	15,942	1,197
* Community Health Systems Inc.	73,096	982
* Allscripts Healthcare Solutions Inc.	68,734	927
* Catalent Inc.	25,580	719
Hill-Rom Holdings Inc.	12,923	635
* Molina Healthcare Inc.	12,764	618
* Halyard Health Inc.	18,174	565
		18,761
Industrials (16.8%)
Carlisle Cos. Inc.	41,614	4,320
ManpowerGroup Inc.	46,866	3,738
Orbital ATK Inc.	38,136	3,319
* AECOM	98,931	3,177
Lincoln Electric Holdings Inc.	41,703	2,510
* Kirby Corp.	34,880	2,444
AGCO Corp.	45,965	2,387
MSC Industrial Direct Co. Inc. Class A	31,259	2,343
Huntington Ingalls Industries Inc.	14,870	2,281
* Genesee & Wyoming Inc. Class A	36,917	2,218
RR Donnelley & Sons Co.	135,334	2,205
* Teledyne Technologies Inc.	22,343	2,192
Oshkosh Corp.	47,394	2,176
Hubbell Inc. Class B	20,051	2,131
Valmont Industries Inc.	14,772	2,043
CLARCOR Inc.	31,600	1,874
Landstar System Inc.	27,499	1,866
IDEX Corp.	22,149	1,846
Wabtec Corp.	23,241	1,798
B/E Aerospace Inc.	37,730	1,797
Trinity Industries Inc.	99,091	1,790
* Clean Harbors Inc.	33,981	1,750
Regal Beloit Corp.	28,957	1,654
Donaldson Co. Inc.	47,182	1,581
Timken Co.	45,134	1,501
Terex Corp.	70,399	1,491
* Old Dominion Freight Line Inc.	22,277	1,434
Curtiss-Wright Corp.	16,164	1,345
Nordson Corp.	15,279	1,329
HNI Corp.	28,625	1,319
* Esterline Technologies Corp.	19,207	1,295
Kennametal Inc.	51,646	1,264
GATX Corp.	27,291	1,252
Triumph Group Inc.	31,977	1,206
* NOW Inc.	69,553	1,206
ITT Inc.	33,489	1,189
Woodward Inc.	20,229	1,152

*	KLX Inc.	34,213	1,125
*	FTI Consulting Inc.	26,729	1,119
	Granite Construction Inc.	25,549	1,097
	Joy Global Inc.	63,483	1,081
*	Copart Inc.	21,802	1,079
	MSA Safety Inc.	20,592	1,037
	Graco Inc.	12,862	1,032
	Crane Co.	17,648	1,013
	Deluxe Corp.	15,553	1,013
	KBR Inc.	56,220	818
	Watsco Inc.	5,505	739
	Werner Enterprises Inc.	28,953	721
	Herman Miller Inc.	19,781	626
			84,923
Information Technology (13.2%)
	Computer Sciences Corp.	89,504	4,404
*	Arrow Electronics Inc.	58,954	3,810
	Avnet Inc.	85,095	3,491
*	Keysight Technologies Inc.	111,054	3,402
	Ingram Micro Inc.	96,177	3,331
	Teradyne Inc.	132,463	2,624
*	NCR Corp.	80,967	2,500
*	Trimble Navigation Ltd.	95,962	2,455
	Jabil Circuit Inc.	123,525	2,357
	Cypress Semiconductor Corp.	203,914	2,168
	Brocade Communications Systems Inc.	223,263	2,023
*	VeriFone Systems Inc.	71,412	1,885
*	Synopsys Inc.	33,397	1,726
*	Tech Data Corp.	22,735	1,718
	SYNNEX Corp.	18,779	1,711
*	Cree Inc.	65,429	1,575
	FEI Co.	14,569	1,565
*	NetScout Systems Inc.	63,897	1,550
	Lexmark International Inc. Class A	40,156	1,520
	Science Applications International Corp.	26,821	1,464
	Mentor Graphics Corp.	65,158	1,397
	Leidos Holdings Inc.	25,814	1,275
*	PTC Inc.	32,668	1,167
	Intersil Corp. Class A	86,065	1,164
	Vishay Intertechnology Inc.	87,879	1,139
	Diebold Inc.	42,224	1,091
*	Advanced Micro Devices Inc.	224,918	1,028
*	WEX Inc.	10,270	947
*	Rackspace Hosting Inc.	37,532	938
	National Instruments Corp.	32,718	935
^,* 3D Systems Corp.		69,020	924
^,* Knowles Corp.		57,329	838
*	CoreLogic Inc.	22,367	834
*	Fairchild Semiconductor International Inc. Class A	40,493	805
	Belden Inc.	11,975	774
*	ViaSat Inc.	11,074	764
	InterDigital Inc.	12,704	741
*	Acxiom Corp.	27,273	578
*	CommVault Systems Inc.	12,271	556
*	Polycom Inc.	41,666	500
*	NeuStar Inc. Class A	16,085	379
*	Silicon Laboratories Inc.	7,544	375

Plantronics Inc.	8,031	357
* comScore Inc.	10,354	335
		67,120
Materials (9.5%)
Albemarle Corp.	72,768	5,712
Steel Dynamics Inc.	157,648	3,892
Reliance Steel & Aluminum Co.	46,587	3,464
Sonoco Products Co.	65,449	3,120
Bemis Co. Inc.	61,381	3,090
Olin Corp.	107,036	2,463
Royal Gold Inc.	42,306	2,375
Ashland Inc.	20,082	2,276
Valspar Corp.	19,319	2,093
RPM International Inc.	41,332	2,074
Cabot Corp.	40,424	1,848
Domtar Corp.	40,617	1,569
^ United States Steel Corp.	94,828	1,372
AptarGroup Inc.	17,109	1,322
Commercial Metals Co.	75,352	1,294
Worthington Industries Inc.	29,510	1,102
PolyOne Corp.	29,308	1,098
NewMarket Corp.	2,710	1,097
Carpenter Technology Corp.	30,359	973
Sensient Technologies Corp.	13,407	915
^ Allegheny Technologies Inc.	70,600	874
Scotts Miracle-Gro Co. Class A	11,810	821
Compass Minerals International Inc.	9,650	752
Silgan Holdings Inc.	12,589	644
* Louisiana-Pacific Corp.	33,473	612
Greif Inc. Class A	16,696	599
Minerals Technologies Inc.	8,361	482
		47,933
Telecommunication Services (0.4%)
Telephone & Data Systems Inc.	61,283	1,764

Utilities (9.7%)
Alliant Energy Corp.	147,112	5,451
Westar Energy Inc. Class A	91,809	5,172
UGI Corp.	111,446	4,783
OGE Energy Corp.	129,459	3,908
Great Plains Energy Inc.	99,922	2,916
MDU Resources Group Inc.	126,583	2,895
Questar Corp.	113,451	2,860
Atmos Energy Corp.	37,047	2,701
Vectren Corp.	53,657	2,666
Hawaiian Electric Industries Inc.	69,768	2,290
Black Hills Corp.	33,186	2,009
ONE Gas Inc.	33,898	1,988
New Jersey Resources Corp.	55,700	1,958
National Fuel Gas Co.	34,078	1,874
PNM Resources Inc.	51,635	1,696
Aqua America Inc.	47,054	1,520
IDACORP Inc.	17,606	1,289
WGL Holdings Inc.	13,924	908

* Talen Energy Corp.			41,656	479
				49,363
Total Common Stocks (Cost $493,936)				507,132
	Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund	0.523%		1,596,701	1,597

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.346%	7/13/16	100	100
Total Temporary Cash Investments (Cost $1,697)				1,697
Total Investments (100.3%) (Cost $495,633)				508,829
				Amount
				($000)
Other Assets and Liabilities-Net (-0.3%)3				(1,441)
Net Assets (100%)				507,388

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,537,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,597,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

S&P Mid-Cap 400 Value Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	507,132	—	—
Temporary Cash Investments	1,597	100	—
Total	508,729	100	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	June 2016	2	298	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $495,633,000. Net unrealized appreciation of investment securities for tax purposes was $13,196,000, consisting of

S&P Mid-Cap 400 Value Index Fund

unrealized gains of $32,262,000 on securities that had risen in value since their purchase and $19,066,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (13.7%)
*	Five Below Inc.	49,126	2,056
	Monro Muffler Brake Inc.	29,004	1,826
	Core-Mark Holding Co. Inc.	20,833	1,784
*	Steven Madden Ltd.	50,209	1,723
	Lithia Motors Inc. Class A	20,859	1,718
	Drew Industries Inc.	22,007	1,702
	Wolverine World Wide Inc.	89,917	1,637
	Gannett Co. Inc.	104,790	1,637
	Papa John's International Inc.	25,129	1,592
*	Dorman Products Inc.	27,226	1,503
	Interval Leisure Group Inc.	99,384	1,427
*	G-III Apparel Group Ltd.	36,037	1,410
*	Boyd Gaming Corp.	72,360	1,368
	Marriott Vacations Worldwide Corp.	22,569	1,368
*	Tumi Holdings Inc.	50,306	1,350
	Sonic Corp.	44,173	1,316
	Children's Place Inc.	17,956	1,266
	DineEquity Inc.	14,995	1,260
	TopBuild Corp.	34,018	1,229
*	Genesco Inc.	18,808	1,215
*	Meritage Homes Corp.	33,257	1,214
*	Krispy Kreme Doughnuts Inc.	56,563	1,209
*	Gentherm Inc.	32,656	1,195
	La-Z-Boy Inc.	44,851	1,188
*	Popeyes Louisiana Kitchen Inc.	20,174	1,172
	Group 1 Automotive Inc.	18,853	1,172
*	American Axle & Manufacturing Holdings Inc.	68,300	1,139
	Sturm Ruger & Co. Inc.	17,031	1,128
*	Asbury Automotive Group Inc.	19,910	1,117
*	Select Comfort Corp.	43,696	980
	Caleres Inc.	39,237	960
*	iRobot Corp.	24,672	950
	Scholastic Corp.	24,056	939
*	Express Inc.	64,534	938
	Cato Corp. Class A	23,478	889
	Callaway Golf Co.	84,119	846
*	Universal Electronics Inc.	13,013	845
	Oxford Industries Inc.	13,090	830
*	EW Scripps Co. Class A	47,770	805
*	BJ's Restaurants Inc.	17,730	794
	Bob Evans Farms Inc.	17,771	793
	Ethan Allen Interiors Inc.	22,942	775
	MDC Holdings Inc.	32,655	759
*	Belmond Ltd. Class A	78,065	742
*	Cavco Industries Inc.	7,469	742
	Finish Line Inc. Class A	39,794	721
	Nutrisystem Inc.	26,369	716
*	Hibbett Sports Inc.	20,425	705
	Standard Motor Products Inc.	17,642	682

* Vitamin Shoppe Inc.	21,891	662
* Crocs Inc.	65,457	644
Barnes & Noble Inc.	54,578	635
Rent-A-Center Inc.	47,930	631
^ Buckle Inc.	25,164	622
* Red Robin Gourmet Burgers Inc.	12,226	620
^ Outerwall Inc.	14,995	619
Tailored Brands Inc.	43,654	602
Superior Industries International Inc.	20,886	567
Winnebago Industries Inc.	24,359	549
^ World Wrestling Entertainment Inc. Class A	30,941	544
Ruth's Hospitality Group Inc.	30,371	504
Capella Education Co.	9,578	503
* Installed Building Products Inc.	14,957	500
* Motorcar Parts of America Inc.	16,550	496
* Chuy's Holdings Inc.	14,782	487
* Strayer Education Inc.	9,955	480
Sonic Automotive Inc. Class A	26,100	466
Fred's Inc. Class A	31,694	465
* FTD Cos. Inc.	16,566	451
* Regis Corp.	34,454	449
* Scientific Games Corp. Class A	45,313	444
* M/I Homes Inc.	22,262	420
* American Public Education Inc.	14,463	409
* Francesca's Holdings Corp.	37,274	388
* Biglari Holdings Inc.	950	380
* MarineMax Inc.	21,800	370
* Career Education Corp.	61,596	362
PetMed Express Inc.	18,197	343
* Unifi Inc.	13,539	340
Haverty Furniture Cos. Inc.	18,195	338
* Iconix Brand Group Inc.	43,693	337
Barnes & Noble Education Inc.	35,288	335
Marcus Corp.	17,087	331
* Lumber Liquidators Holdings Inc.	24,388	319
Movado Group Inc.	14,742	302
* Vera Bradley Inc.	18,450	283
Blue Nile Inc.	10,378	274
* Tuesday Morning Corp.	39,923	271
* Zumiez Inc.	18,008	268
* Ruby Tuesday Inc.	56,174	218
* Perry Ellis International Inc.	10,705	207
* Monarch Casino & Resort Inc.	9,574	202
Arctic Cat Inc.	11,718	185
Stein Mart Inc.	26,083	181
Kirkland's Inc.	12,893	171
Big 5 Sporting Goods Corp.	16,735	140
Stage Stores Inc.	24,004	133
Universal Technical Institute Inc.	19,002	63
* VOXX International Corp. Class A	18,040	60
Harte-Hanks Inc.	42,163	42
* Sizmek Inc.	17,087	42
		76,986
Consumer Staples (2.8%)
B&G Foods Inc.	55,783	2,398
* Darling Ingredients Inc.	148,201	2,275
Sanderson Farms Inc.	17,882	1,604

	J&J Snack Foods Corp.	13,275	1,401
	WD-40 Co.	12,042	1,341
^	Cal-Maine Foods Inc.	27,898	1,242
	Universal Corp.	20,420	1,117
	SpartanNash Co.	33,488	995
	Andersons Inc.	23,673	847
	Calavo Growers Inc.	13,253	750
*	Central Garden & Pet Co. Class A	29,516	538
	Inter Parfums Inc.	15,397	450
	Medifast Inc.	8,291	265
*	Seneca Foods Corp. Class A	5,352	167
*	Central Garden & Pet Co.	8,850	165
			15,555
Energy (2.8%)
*	PDC Energy Inc.	40,980	2,379
*	Carrizo Oil & Gas Inc.	48,977	1,886
	US Silica Holdings Inc.	55,873	1,594
*	Synergy Resources Corp.	171,104	1,033
*	SEACOR Holdings Inc.	14,166	813
*	Helix Energy Solutions Group Inc.	90,194	722
*	Unit Corp.	46,022	643
	Green Plains Inc.	32,653	606
^	Atwood Oceanics Inc.	52,600	561
	Archrock Inc.	62,780	479
	Bristow Group Inc.	31,558	423
*	Matrix Service Co.	24,302	403
	Exterran Corp.	31,731	398
*	TETRA Technologies Inc.	72,462	396
*	Newpark Resources Inc.	75,965	349
*	Bill Barrett Corp.	44,830	319
*	REX American Resources Corp.	5,167	302
	Tesco Corp.	35,268	258
*	Hornbeck Offshore Services Inc.	28,918	240
	CARBO Ceramics Inc.	17,689	218
*	Geospace Technologies Corp.	12,066	209
*	Northern Oil and Gas Inc.	47,509	207
*	Pioneer Energy Services Corp.	57,326	205
	Tidewater Inc.	42,442	184
*	Contango Oil & Gas Co.	15,706	170
*	Era Group Inc.	17,043	163
*	Cloud Peak Energy Inc.	54,173	106
*,^ Bonanza Creek Energy Inc.		36,820	97
	Gulf Island Fabrication Inc.	11,990	83
*,^ Gulfmark Offshore Inc.		23,347	76
*,^ Basic Energy Services Inc.		33,889	66
*,^ Rex Energy Corp.		14,264	10
*	Stone Energy Corp.	18,374	10
			15,608
Financials (23.2%)
	ProAssurance Corp.	47,917	2,515
	Home BancShares Inc.	54,904	2,413
	United Bankshares Inc.	58,457	2,327
	Wintrust Financial Corp.	43,525	2,319
	RLI Corp.	34,076	2,253
	MB Financial Inc.	62,023	2,242
	GEO Group Inc.	66,287	2,205

UMB Financial Corp.	38,006	2,187
Acadia Realty Trust	63,332	2,147
* Texas Capital Bancshares Inc.	41,423	2,123
Interactive Brokers Group Inc.	52,563	2,112
CoreSite Realty Corp.	27,268	2,068
Kite Realty Group Trust	75,061	2,017
^ First Financial Bankshares Inc.	59,600	1,997
Cousins Properties Inc.	180,879	1,943
Selective Insurance Group Inc.	51,851	1,926
Glacier Bancorp Inc.	68,685	1,878
Evercore Partners Inc. Class A	35,861	1,865
EastGroup Properties Inc.	28,959	1,854
Retail Opportunity Investments Corp.	89,679	1,813
Lexington Realty Trust	190,602	1,801
Great Western Bancorp Inc.	52,709	1,793
Sterling Bancorp	108,374	1,784
PS Business Parks Inc.	17,556	1,733
Community Bank System Inc.	39,607	1,633
DiamondRock Hospitality Co.	180,733	1,616
Old National Bancorp	121,650	1,601
Columbia Banking System Inc.	51,960	1,583
LTC Properties Inc.	33,775	1,575
Pinnacle Financial Partners Inc.	31,862	1,567
CVB Financial Corp.	89,012	1,562
American Assets Trust Inc.	35,545	1,422
Northwest Bancshares Inc.	91,526	1,355
First Midwest Bancorp Inc.	70,436	1,317
Pennsylvania REIT	62,289	1,314
Astoria Financial Corp.	82,068	1,311
Chesapeake Lodging Trust	54,033	1,288
Financial Engines Inc.	46,548	1,287
Parkway Properties Inc.	73,287	1,279
United Community Banks Inc.	63,188	1,272
Government Properties Income Trust	63,966	1,254
Horace Mann Educators Corp.	36,320	1,237
Sabra Health Care REIT Inc.	58,618	1,227
Simmons First National Corp. Class A	25,659	1,218
American Equity Investment Life Holding Co.	73,555	1,192
Independent Bank Corp.	23,632	1,165
BBCN Bancorp Inc.	71,504	1,163
* PRA Group Inc.	41,536	1,143
Talmer Bancorp Inc. Class A	57,047	1,138
NBT Bancorp Inc.	38,758	1,130
^ Westamerica Bancorporation	22,943	1,116
First Cash Financial Services Inc.	25,392	1,109
First Financial Bancorp	55,395	1,095
Provident Financial Services Inc.	53,209	1,087
LegacyTexas Financial Group Inc.	39,370	1,060
AMERISAFE Inc.	17,183	1,044
ServisFirst Bancshares Inc.	19,492	1,014
HFF Inc. Class A	31,042	1,000
* BofI Holding Inc.	51,504	967
Boston Private Financial Holdings Inc.	74,957	944
Four Corners Property Trust Inc.	48,353	940
Franklin Street Properties Corp.	80,059	913
Summit Hotel Properties Inc.	77,957	912
* Navigators Group Inc.	9,852	897

*	Green Dot Corp. Class A	40,506	894
	Banc of California Inc.	44,108	885
	Agree Realty Corp.	20,371	867
	Employers Holdings Inc.	28,919	863
	Capstead Mortgage Corp.	86,123	832
	Banner Corp.	18,249	812
	S&T Bancorp Inc.	31,226	808
	Cash America International Inc.	21,963	797
	Ameris Bancorp	24,946	794
	United Fire Group Inc.	18,990	782
	Infinity Property & Casualty Corp.	9,929	774
	First Commonwealth Financial Corp.	79,757	749
	Safety Insurance Group Inc.	12,590	748
	Stewart Information Services Corp.	19,990	744
	Brookline Bancorp Inc.	63,117	734
	Tompkins Financial Corp.	11,013	733
	Wilshire Bancorp Inc.	63,854	730
	Hanmi Financial Corp.	29,017	706
	CareTrust REIT Inc.	50,771	680
	Central Pacific Financial Corp.	28,272	678
	City Holding Co.	13,522	665
	Cardinal Financial Corp.	29,214	663
*	Customers Bancorp Inc.	24,317	654
	Southside Bancshares Inc.	21,876	645
	RE/MAX Holdings Inc. Class A	15,874	641
	Opus Bank	16,131	607
*	Walker & Dunlop Inc.	24,561	590
	Universal Health Realty Income Trust	10,978	587
	Saul Centers Inc.	10,191	573
	Oritani Financial Corp.	34,074	571
*	Encore Capital Group Inc.	21,219	571
	TrustCo Bank Corp. NY	86,072	565
	Universal Insurance Holdings Inc.	28,838	561
	Northfield Bancorp Inc.	35,297	549
	Investment Technology Group Inc.	29,599	546
*	Piper Jaffray Cos.	12,786	540
*,^ LendingTree Inc.		6,220	518
	Greenhill & Co. Inc.	25,028	516
	Dime Community Bancshares Inc.	27,669	508
	Urstadt Biddle Properties Inc. Class A	23,896	506
	Virtus Investment Partners Inc.	5,899	480
	Getty Realty Corp.	23,715	480
	Cedar Realty Trust Inc.	67,520	458
*	First BanCorp	104,867	441
*	INTL. FCStone Inc.	13,955	389
*	Forestar Group Inc.	30,345	371
	OFG Bancorp	39,216	358
*	World Acceptance Corp.	7,573	331
*	EZCORP Inc. Class A	46,906	318
	Bank Mutual Corp.	38,314	311
	United Insurance Holdings Corp.	16,148	284
*	First NBC Bank Holding Co.	14,318	267
	HCI Group Inc.	8,073	256
*	eHealth Inc.	15,062	208
*	Enova International Inc.	23,885	174
	Calamos Asset Management Inc. Class A	15,353	118

	Medical Properties Trust Inc.	755	11
			130,703
Health Care (12.5%)
*	NuVasive Inc.	44,858	2,439
*	Medicines Co.	62,689	2,358
*	Medidata Solutions Inc.	50,879	2,337
	Cantel Medical Corp.	32,234	2,141
*	Impax Laboratories Inc.	61,609	2,104
*	Masimo Corp.	40,206	2,000
	Chemed Corp.	15,333	1,999
*	Ligand Pharmaceuticals Inc.	16,327	1,952
*	Integra LifeSciences Holdings Corp.	25,987	1,941
*	Nektar Therapeutics	122,714	1,895
*	Neogen Corp.	33,801	1,669
*	AMN Healthcare Services Inc.	43,047	1,607
*	Magellan Health Inc.	22,239	1,473
*	Cambrex Corp.	28,598	1,399
*	ICU Medical Inc.	13,047	1,357
*	Amedisys Inc.	25,450	1,295
*	Haemonetics Corp.	45,722	1,280
*	HMS Holdings Corp.	75,534	1,248
*	ExamWorks Group Inc.	35,068	1,224
*	Emergent BioSolutions Inc.	27,670	1,214
*	Select Medical Holdings Corp.	94,409	1,196
*	Acorda Therapeutics Inc.	41,114	1,170
*	Depomed Inc.	54,704	1,118
*	Surgical Care Affiliates Inc.	24,293	1,087
*	Air Methods Corp.	30,893	1,046
*	Omnicell Inc.	32,192	1,041
*	Diplomat Pharmacy Inc.	31,788	1,036
*	Cynosure Inc. Class A	20,644	986
*	Natus Medical Inc.	29,781	963
	CONMED Corp.	23,147	922
	Analogic Corp.	11,149	914
	Kindred Healthcare Inc.	75,252	893
	Abaxis Inc.	19,099	879
	Ensign Group Inc.	42,347	840
*	Zeltiq Aesthetics Inc.	28,870	822
*	HealthEquity Inc.	31,537	814
*,^ Adeptus Health Inc. Class A		10,809	773
*	Merit Medical Systems Inc.	39,697	745
	Meridian Bioscience Inc.	37,702	734
*	PharMerica Corp.	27,362	727
*	Greatbatch Inc.	22,629	714
*	Repligen Corp.	29,633	710
*	Luminex Corp.	34,415	709
*	MiMedx Group Inc.	88,492	696
*	AMAG Pharmaceuticals Inc.	31,347	672
*	Momenta Pharmaceuticals Inc.	55,975	659
	US Physical Therapy Inc.	11,281	652
*	SciClone Pharmaceuticals Inc.	44,572	631
*	Inogen Inc.	12,942	618
*	Lannett Co. Inc.	25,143	613
*	Anika Therapeutics Inc.	12,930	612
*	Supernus Pharmaceuticals Inc.	30,894	603
	Aceto Corp.	26,661	595
*	Vascular Solutions Inc.	15,542	592

* Providence Service Corp.	11,283	537
* HealthStream Inc.	22,004	517
Quality Systems Inc.	39,784	506
* LHC Group Inc.	11,683	491
* CorVel Corp.	9,195	443
* Spectrum Pharmaceuticals Inc.	53,504	401
* Cross Country Healthcare Inc.	29,130	397
Computer Programs & Systems Inc.	9,572	396
* ANI Pharmaceuticals Inc.	6,778	367
* Albany Molecular Research Inc.	24,376	354
Landauer Inc.	8,631	342
* Healthways Inc.	28,389	341
Quorum Health Corp.	25,205	334
* Almost Family Inc.	7,824	327
Phibro Animal Health Corp. Class A	16,695	317
* Enanta Pharmaceuticals Inc.	11,891	292
Invacare Corp.	27,203	291
* AngioDynamics Inc.	23,968	288
* Sagent Pharmaceuticals Inc.	21,366	276
CryoLife Inc.	23,109	267
* SurModics Inc.	11,692	258
		70,456
Industrials (18.2%)
EMCOR Group Inc.	54,759	2,604
Healthcare Services Group Inc.	65,155	2,541
* Dycom Industries Inc.	29,618	2,514
EnerSys	39,040	2,347
* WageWorks Inc.	32,362	1,814
Hillenbrand Inc.	56,717	1,771
* Hawaiian Holdings Inc.	42,795	1,732
ABM Industries Inc.	50,350	1,720
Allegiant Travel Co. Class A	11,797	1,640
Matthews International Corp. Class A	29,711	1,630
* On Assignment Inc.	43,222	1,628
* Moog Inc. Class A	30,119	1,624
Tetra Tech Inc.	52,758	1,614
Mueller Industries Inc.	51,598	1,604
John Bean Technologies Corp.	26,393	1,602
Applied Industrial Technologies Inc.	35,328	1,597
UniFirst Corp.	13,786	1,595
Barnes Group Inc.	45,595	1,522
Universal Forest Products Inc.	18,127	1,522
Korn/Ferry International	51,518	1,486
Simpson Manufacturing Co. Inc.	36,915	1,461
Watts Water Technologies Inc. Class A	25,226	1,452
Actuant Corp. Class A	52,973	1,446
Knight Transportation Inc.	55,156	1,441
* Proto Labs Inc.	21,207	1,395
Mobile Mini Inc.	40,099	1,381
AZZ Inc.	23,237	1,371
G&K Services Inc. Class A	17,893	1,341
Brady Corp. Class A	41,977	1,334
Matson Inc.	39,065	1,302
Brink's Co.	43,963	1,282
* Hub Group Inc. Class A	31,460	1,259
Forward Air Corp.	27,461	1,249
Exponent Inc.	23,124	1,247

* Trex Co. Inc.	26,381	1,192
Apogee Enterprises Inc.	25,954	1,174
Franklin Electric Co. Inc.	34,403	1,148
SPX FLOW Inc.	37,422	1,122
SkyWest Inc.	45,942	1,084
* TASER International Inc.	48,227	1,079
Comfort Systems USA Inc.	33,631	1,076
Insperity Inc.	14,512	1,044
Kaman Corp.	24,269	1,037
Essendant Inc.	33,495	1,031
Albany International Corp.	25,872	1,018
Interface Inc. Class A	59,182	1,004
Standex International Corp.	11,526	999
* Aerojet Rocketdyne Holdings Inc.	57,862	998
EnPro Industries Inc.	19,710	997
* American Woodmark Corp.	12,274	991
Heartland Express Inc.	53,109	981
AAON Inc.	35,740	981
* Atlas Air Worldwide Holdings Inc.	22,133	970
ESCO Technologies Inc.	23,187	934
Astec Industries Inc.	16,919	902
US Ecology Inc.	19,536	885
Briggs & Stratton Corp.	38,726	864
Tennant Co.	15,841	851
CIRCOR International Inc.	14,692	823
Cubic Corp.	19,597	800
* Gibraltar Industries Inc.	26,662	797
* Team Inc.	26,188	794
* Mercury Systems Inc.	35,261	749
* TrueBlue Inc.	37,679	746
Multi-Color Corp.	11,751	733
Federal Signal Corp.	55,976	728
Encore Wire Corp.	18,546	723
AAR Corp.	29,549	721
* Chart Industries Inc.	27,597	716
^ Lindsay Corp.	9,982	712
* Navigant Consulting Inc.	42,479	677
Greenbrier Cos. Inc.	23,475	674
* Aegion Corp. Class A	31,918	638
SPX Corp.	37,783	626
Quanex Building Products Corp.	30,881	615
General Cable Corp.	43,974	601
* Saia Inc.	22,540	588
* Lydall Inc.	15,453	585
Viad Corp.	18,180	578
Griffon Corp.	34,291	578
* Aerovironment Inc.	18,526	534
Kelly Services Inc. Class A	26,829	532
Resources Connection Inc.	33,527	522
* Echo Global Logistics Inc.	22,513	510
Harsco Corp.	72,313	476
* PGT Inc.	43,762	469
Marten Transport Ltd.	21,554	427
Alamo Group Inc.	6,432	396
* MYR Group Inc.	16,372	396
National Presto Industries Inc.	4,388	392
ArcBest Corp.	21,801	376

* Engility Holdings Inc.	15,540	366
* Veritiv Corp.	7,395	288
Heidrick & Struggles International Inc.	15,546	287
Powell Industries Inc.	7,829	279
Titan International Inc.	39,540	251
Celadon Group Inc.	25,023	247
* Roadrunner Transportation Systems Inc.	27,387	220
American Science & Engineering Inc.	6,492	204
* DXP Enterprises Inc.	11,510	160
* Vicor Corp.	14,812	151
* Orion Marine Group Inc.	24,697	115
CDI Corp.	13,371	85
		102,315
Information Technology (15.6%)
* Take-Two Interactive Software Inc.	76,561	2,979
Blackbaud Inc.	42,402	2,657
Littelfuse Inc.	20,085	2,300
Monolithic Power Systems Inc.	33,385	2,281
* CACI International Inc. Class A	21,843	2,201
* Coherent Inc.	21,787	2,062
* Cirrus Logic Inc.	56,828	2,046
MKS Instruments Inc.	47,939	1,965
* Sanmina Corp.	69,675	1,867
* Electronics For Imaging Inc.	42,554	1,865
* Cardtronics Inc.	40,670	1,598
* MicroStrategy Inc. Class A	8,430	1,573
* ExlService Holdings Inc.	29,818	1,545
* Anixter International Inc.	25,517	1,536
* Itron Inc.	34,099	1,502
Viavi Solutions Inc.	208,402	1,423
* LogMeIn Inc.	22,571	1,383
* Semtech Corp.	58,361	1,374
Tessera Technologies Inc.	42,527	1,372
* Advanced Energy Industries Inc.	35,834	1,368
* Plexus Corp.	30,014	1,318
* NETGEAR Inc.	29,150	1,312
Power Integrations Inc.	25,823	1,288
* Synchronoss Technologies Inc.	35,941	1,268
CSG Systems International Inc.	29,400	1,250
* Rovi Corp.	74,316	1,249
* Stamps.com Inc.	13,520	1,230
* Cray Inc.	36,576	1,219
* Progress Software Corp.	45,762	1,205
* Rambus Inc.	98,430	1,191
NIC Inc.	54,861	1,089
Lumentum Holdings Inc.	42,472	1,076
* Rogers Corp.	16,142	1,073
Ebix Inc.	23,098	1,045
* Sykes Enterprises Inc.	34,984	1,043
* QLogic Corp.	74,409	1,031
Methode Electronics Inc.	33,153	978
Badger Meter Inc.	13,044	978
* Fabrinet	27,435	974
* II-VI Inc.	47,309	964
* Benchmark Electronics Inc.	44,730	927
Cabot Microelectronics Corp.	21,437	925
* Insight Enterprises Inc.	33,305	904

* ScanSource Inc.	23,540	904
* OSI Systems Inc.	16,517	880
* Super Micro Computer Inc.	33,001	866
ADTRAN Inc.	44,186	859
* Virtusa Corp.	24,353	858
Monotype Imaging Holdings Inc.	35,913	858
* Bottomline Technologies de Inc.	34,016	852
* Rofin-Sinar Technologies Inc.	25,581	817
ManTech International Corp. Class A	21,966	789
* Kulicke & Soffa Industries Inc.	63,086	788
* Qualys Inc.	21,737	678
Brooks Automation Inc.	61,718	678
* Perficient Inc.	32,229	675
* Diodes Inc.	34,754	669
* Interactive Intelligence Group Inc.	15,893	655
* Veeco Instruments Inc.	35,802	637
MTS Systems Corp.	13,223	632
* Ixia	55,625	565
* Ultratech Inc.	23,945	546
* FARO Technologies Inc.	14,926	528
CTS Corp.	29,411	526
* CEVA Inc.	18,458	499
* CalAmp Corp.	33,005	496
* ePlus Inc.	5,270	461
* TTM Technologies Inc.	58,352	457
* VASCO Data Security International Inc.	27,175	449
Epiq Systems Inc.	29,026	442
* DTS Inc.	15,727	407
* Nanometrics Inc.	21,807	406
TeleTech Holdings Inc.	14,865	406
* Rudolph Technologies Inc.	27,772	406
* XO Group Inc.	21,246	360
Comtech Telecommunications Corp.	14,533	335
* Blucora Inc.	37,204	334
Forrester Research Inc.	8,882	327
* LivePerson Inc.	44,513	311
* Exar Corp.	43,969	300
Park Electrochemical Corp.	18,220	298
Daktronics Inc.	34,859	278
* Tangoe Inc.	33,835	271
Cohu Inc.	22,431	265
* DHI Group Inc.	37,097	262
* Digi International Inc.	23,213	256
* Monster Worldwide Inc.	81,279	215
* DSP Group Inc.	19,241	201
* Harmonic Inc.	68,871	197
* Electro Scientific Industries Inc.	25,169	175
Black Box Corp.	13,686	172
* Agilysys Inc.	13,385	157
* Liquidity Services Inc.	21,682	145
Bel Fuse Inc. Class B	7,889	143
* QuinStreet Inc.	32,576	121
* Kopin Corp.	55,926	120
* Ciber Inc.	65,302	81
		87,447
Materials (5.2%)
HB Fuller Co.	45,016	2,055

	Balchem Corp.	28,393	1,702
	Chemours Co.	163,732	1,426
	Kaiser Aluminum Corp.	16,184	1,387
*	Headwaters Inc.	66,572	1,264
	KapStone Paper and Packaging Corp.	77,099	1,176
	Ingevity Corp.	38,193	1,113
*	Stillwater Mining Co.	108,776	1,101
	Innospec Inc.	21,570	1,047
	Neenah Paper Inc.	15,043	1,044
	Quaker Chemical Corp.	11,863	1,025
*	Clearwater Paper Corp.	15,668	981
	Stepan Co.	16,411	947
	Schweitzer-Mauduit International Inc.	27,430	944
*	AK Steel Holding Corp.	207,783	889
	PH Glatfelter Co.	38,962	799
*	Boise Cascade Co.	34,785	799
*	US Concrete Inc.	12,407	796
*	Kraton Performance Polymers Inc.	27,495	748
	Calgon Carbon Corp.	45,272	674
	A Schulman Inc.	26,254	664
	Innophos Holdings Inc.	17,282	663
	Deltic Timber Corp.	9,574	616
*	Flotek Industries Inc.	48,330	568
	Rayonier Advanced Materials Inc.	38,549	500
*	Koppers Holdings Inc.	18,560	470
	Materion Corp.	18,065	437
	Tredegar Corp.	22,425	364
	SunCoke Energy Inc.	57,796	350
	Hawkins Inc.	8,553	334
	Haynes International Inc.	11,268	325
	TimkenSteel Corp.	34,327	307
*	American Vanguard Corp.	23,253	305
*	Century Aluminum Co.	44,683	289
	Myers Industries Inc.	19,902	284
*	LSB Industries Inc.	17,982	236
	FutureFuel Corp.	20,416	227
	Olympic Steel Inc.	8,118	192
*	Intrepid Potash Inc.	49,083	62
			29,110
Other (0.0%)2
*	Gerber Scientific Inc. CVR	4,758	—

Telecommunication Services (1.2%)
	Cogent Communications Holdings Inc.	37,015	1,474
	Consolidated Communications Holdings Inc.	45,375	1,115
*	8x8 Inc.	79,434	1,015
*	Cincinnati Bell Inc.	188,267	749
	Atlantic Tele-Network Inc.	9,648	719
*,^ Iridium Communications Inc.		72,972	637
*	General Communication Inc. Class A	26,427	412
	Spok Holdings Inc.	18,481	324
*	Lumos Networks Corp.	20,826	268
			6,713
Utilities (4.4%)
	Piedmont Natural Gas Co. Inc.	73,344	4,405
	Southwest Gas Corp.	42,839	2,974

Spire Inc.			41,090	2,612
NorthWestern Corp.			43,491	2,521
ALLETE Inc.			41,506	2,397
Avista Corp.			56,181	2,260
South Jersey Industries Inc.			68,370	1,975
El Paso Electric Co.			36,445	1,628
Northwest Natural Gas Co.			24,673	1,354
American States Water Co.			32,844	1,283
California Water Service Group			43,047	1,255
				24,664
Total Common Stocks (Cost $553,980)				559,557
	Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.3%)
3,4 Vanguard Market Liquidity Fund	0.523%		7,243,061	7,243

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan Bank Discount Notes	0.572%	6/22/16	200	200
Total Temporary Cash Investments (Cost $7,443)				7,443
Total Investments (100.9%) (Cost $561,423)				567,000
Other Assets and Liabilities-Net (-0.9%)4				(5,047)
Net Assets (100%)				561,953

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,972,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $3,099,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

S&P Small-Cap 600 Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	559,557	—	—
Temporary Cash Investments	7,243	200	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	566,807	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

S&P Small-Cap 600 Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value Long	Appreciation
Futures Contracts	Expiration	Contracts)	(Short)	(Depreciation
E-mini Russell 2000 Index	June 2016	18	2,076	62
E-mini S&P Mid-Cap 400 Index	June 2016	4	597	9
				71

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $561,423,000. Net unrealized appreciation of investment securities for tax purposes was $5,577,000, consisting of unrealized gains of $57,966,000 on securities that had risen in value since their purchase and $52,389,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (15.9%)
	Wolverine World Wide Inc.	43,619	794
	Gannett Co. Inc.	50,687	792
	Interval Leisure Group Inc.	48,202	692
	Marriott Vacations Worldwide Corp.	10,959	664
	Children's Place Inc.	8,718	614
*	Genesco Inc.	9,130	590
*	Five Below Inc.	14,049	588
	Group 1 Automotive Inc.	9,163	570
	Caleres Inc.	19,063	466
	Scholastic Corp.	11,692	457
*	Express Inc.	31,334	456
	Cato Corp. Class A	11,411	432
*	Steven Madden Ltd.	12,131	416
	Core-Mark Holding Co. Inc.	4,644	398
	Bob Evans Farms Inc.	8,636	385
	Ethan Allen Interiors Inc.	11,157	377
*	Krispy Kreme Doughnuts Inc.	16,985	363
	DineEquity Inc.	4,289	361
	Finish Line Inc. Class A	19,340	351
*	Hibbett Sports Inc.	9,935	343
*	Tumi Holdings Inc.	12,439	334
	Standard Motor Products Inc.	8,583	332
*	Vitamin Shoppe Inc.	10,580	320
*	Crocs Inc.	31,824	313
	Barnes & Noble Inc.	26,373	307
	Rent-A-Center Inc.	23,139	305
^	Buckle Inc.	12,146	300
	La-Z-Boy Inc.	11,089	294
*	Asbury Automotive Group Inc.	5,231	293
	Tailored Brands Inc.	21,085	291
*	American Axle & Manufacturing Holdings Inc.	16,595	277
*	Belmond Ltd. Class A	28,933	275
	Superior Industries International Inc.	10,118	275
*	iRobot Corp.	6,728	259
	TopBuild Corp.	6,951	251
	Capella Education Co.	4,671	245
*	Dorman Products Inc.	4,367	241
*	G-III Apparel Group Ltd.	6,133	240
*	Strayer Education Inc.	4,823	232
	Sonic Automotive Inc. Class A	12,643	226
	Fred's Inc. Class A	15,353	225
*	EW Scripps Co. Class A	13,046	220
*	FTD Cos. Inc.	8,024	219
*	Universal Electronics Inc.	3,360	218
*	Regis Corp.	16,686	218
*	American Public Education Inc.	7,019	198
	MDC Holdings Inc.	8,238	191
*	Biglari Holdings Inc.	461	185
*	Select Comfort Corp.	8,081	181

*	Career Education Corp.	29,779	175
	Oxford Industries Inc.	2,679	170
*	Unifi Inc.	6,553	165
	Haverty Furniture Cos. Inc.	8,801	164
*	Iconix Brand Group Inc.	21,162	163
	Barnes & Noble Education Inc.	17,090	162
*,^ Lumber Liquidators Holdings Inc.		11,844	155
*	BJ's Restaurants Inc.	3,370	151
*	Red Robin Gourmet Burgers Inc.	2,920	148
	Movado Group Inc.	7,165	147
	Callaway Golf Co.	14,349	144
*	Vera Bradley Inc.	8,968	137
*	Tuesday Morning Corp.	19,405	132
*	Zumiez Inc.	8,750	130
*	Cavco Industries Inc.	1,269	126
	Outerwall Inc.	2,835	117
*	Scientific Games Corp. Class A	11,638	114
	Winnebago Industries Inc.	4,958	112
*	M/I Homes Inc.	5,825	110
*	Ruby Tuesday Inc.	27,126	105
*	Perry Ellis International Inc.	5,176	100
*	Motorcar Parts of America Inc.	3,207	96
*	Chuy's Holdings Inc.	2,812	93
	Arctic Cat Inc.	5,699	90
	Stein Mart Inc.	12,791	89
	Kirkland's Inc.	6,284	83
*	MarineMax Inc.	4,665	79
	Marcus Corp.	3,731	72
	Big 5 Sporting Goods Corp.	8,054	67
	Stage Stores Inc.	11,759	65
	PetMed Express Inc.	3,350	63
	Universal Technical Institute Inc.	8,926	29
*	VOXX International Corp. Class A	8,514	28
*	Sizmek Inc.	8,519	21
	Harte-Hanks Inc.	19,859	20
			21,396
Consumer Staples (3.2%)
*	Darling Ingredients Inc.	71,686	1,100
	Sanderson Farms Inc.	8,674	778
	Universal Corp.	9,917	543
	SpartanNash Co.	16,269	483
	Andersons Inc.	11,464	410
*	Central Garden & Pet Co. Class A	14,402	263
	J&J Snack Foods Corp.	2,260	239
	Inter Parfums Inc.	7,458	218
*	Seneca Foods Corp. Class A	2,628	82
*	Central Garden & Pet Co.	4,324	81
	Medifast Inc.	2,236	71
			4,268
Energy (3.7%)
*	SEACOR Holdings Inc.	6,889	395
*	Carrizo Oil & Gas Inc.	9,465	364
*	Helix Energy Solutions Group Inc.	43,613	349
*	PDC Energy Inc.	5,542	322
*	Unit Corp.	22,239	311
	US Silica Holdings Inc.	10,290	294

	Green Plains Inc.	15,762	292
^	Atwood Oceanics Inc.	25,493	272
	Archrock Inc.	30,370	232
	Bristow Group Inc.	15,285	205
	Exterran Corp.	15,369	193
*	Newpark Resources Inc.	36,793	169
*	Bill Barrett Corp.	21,799	155
*	REX American Resources Corp.	2,518	147
	Tesco Corp.	17,170	126
*	Hornbeck Offshore Services Inc.	14,003	116
	CARBO Ceramics Inc.	8,632	106
*	Geospace Technologies Corp.	5,832	101
*	Pioneer Energy Services Corp.	28,220	101
*	Matrix Service Co.	5,652	94
	Tidewater Inc.	20,537	89
*	TETRA Technologies Inc.	16,153	88
*	Contango Oil & Gas Co.	7,641	83
*	Era Group Inc.	8,429	81
*	Northern Oil and Gas Inc.	12,151	53
*	Cloud Peak Energy Inc.	26,618	52
*,^ Bonanza Creek Energy Inc.		17,846	47
	Gulf Island Fabrication Inc.	5,791	40
*,^ Gulfmark Offshore Inc.		11,280	37
*,^ Basic Energy Services Inc.		16,797	33
*,^ Rex Energy Corp.		7,436	5
*	Stone Energy Corp.	6,467	3
			4,955
Financials (22.2%)
	Wintrust Financial Corp.	21,146	1,126
	GEO Group Inc.	32,206	1,071
	UMB Financial Corp.	18,383	1,058
	Kite Realty Group Trust	36,412	978
	Lexington Realty Trust	92,441	874
	Old National Bancorp	58,669	772
	Northwest Bancshares Inc.	44,440	658
	Astoria Financial Corp.	39,849	637
	Chesapeake Lodging Trust	26,233	625
	Parkway Properties Inc.	35,582	621
	Horace Mann Educators Corp.	17,635	601
	Sabra Health Care REIT Inc.	28,459	596
	American Equity Investment Life Holding Co.	35,738	579
	First Cash Financial Services Inc.	12,329	539
	ProAssurance Corp.	10,195	535
	First Financial Bancorp	26,907	532
	Provident Financial Services Inc.	25,847	528
	United Bankshares Inc.	12,718	506
	Boston Private Financial Holdings Inc.	36,432	459
*	Texas Capital Bancshares Inc.	8,810	451
	Franklin Street Properties Corp.	38,904	444
*	Navigators Group Inc.	4,787	436
*	Green Dot Corp. Class A	19,679	434
	Selective Insurance Group Inc.	11,557	429
	EastGroup Properties Inc.	6,595	422
	Government Properties Income Trust	20,788	407
	Capstead Mortgage Corp.	41,856	404
	Cousins Properties Inc.	36,801	395
	Great Western Bancorp Inc.	11,514	392

MB Financial Inc.	10,788	390
Pennsylvania REIT	18,430	389
Cash America International Inc.	10,673	387
Infinity Property & Casualty Corp.	4,827	376
Safety Insurance Group Inc.	6,121	364
Stewart Information Services Corp.	9,722	362
DiamondRock Hospitality Co.	40,269	360
Community Bank System Inc.	8,418	347
PS Business Parks Inc.	3,224	318
* Customers Bancorp Inc.	11,774	317
Interactive Brokers Group Inc.	7,867	316
Southside Bancshares Inc.	10,629	313
Glacier Bancorp Inc.	11,275	308
^ Westamerica Bancorporation	6,232	303
LTC Properties Inc.	6,213	290
Sterling Bancorp	17,326	285
* Encore Capital Group Inc.	10,285	277
NBT Bancorp Inc.	9,430	275
TrustCo Bank Corp. NY	41,707	274
* Piper Jaffray Cos.	6,193	262
Dime Community Bancshares Inc.	13,402	246
CVB Financial Corp.	13,844	243
RE/MAX Holdings Inc. Class A	5,460	221
American Assets Trust Inc.	5,356	214
* First BanCorp	50,793	214
Columbia Banking System Inc.	6,818	208
* PRA Group Inc.	7,277	200
* INTL. FCStone Inc.	6,757	188
United Community Banks Inc.	8,916	180
OFG Bancorp	19,182	175
Agree Realty Corp.	4,071	173
United Fire Group Inc.	4,165	172
Independent Bank Corp.	3,335	164
Greenhill & Co. Inc.	7,879	163
* World Acceptance Corp.	3,707	162
* EZCORP Inc. Class A	22,702	154
Brookline Bancorp Inc.	12,313	143
S&T Bancorp Inc.	5,479	142
City Holding Co.	2,817	139
United Insurance Holdings Corp.	7,810	137
First Commonwealth Financial Corp.	13,612	128
Summit Hotel Properties Inc.	10,625	124
Central Pacific Financial Corp.	5,067	121
Banc of California Inc.	6,015	121
Investment Technology Group Inc.	6,450	119
Urstadt Biddle Properties Inc. Class A	5,438	115
Virtus Investment Partners Inc.	1,406	114
Wilshire Bancorp Inc.	9,910	113
Saul Centers Inc.	1,991	112
Tompkins Financial Corp.	1,666	111
Universal Health Realty Income Trust	1,877	100
* Forestar Group Inc.	8,160	100
Cardinal Financial Corp.	3,966	90
CareTrust REIT Inc.	6,692	90
Cedar Realty Trust Inc.	12,761	87
Oritani Financial Corp.	5,119	86
* Enova International Inc.	11,749	86

Getty Realty Corp.	3,677	74
* eHealth Inc.	4,887	68
Calamos Asset Management Inc. Class A	7,545	58
HCI Group Inc.	1,645	52
* First NBC Bank Holding Co.	2,756	51
Medical Properties Trust Inc.	50	1
		29,781
Health Care (5.8%)
* Magellan Health Inc.	10,792	715
* HMS Holdings Corp.	36,676	606
* Select Medical Holdings Corp.	45,851	581
* Medicines Co.	12,425	467
Kindred Healthcare Inc.	36,565	434
* Haemonetics Corp.	12,861	360
* PharMerica Corp.	13,308	354
* ExamWorks Group Inc.	8,498	297
* Amedisys Inc.	5,322	271
* Air Methods Corp.	6,765	229
Analogic Corp.	2,661	218
* ICU Medical Inc.	1,903	198
CONMED Corp.	4,396	175
* HealthEquity Inc.	6,610	171
Abaxis Inc.	3,629	167
* Healthways Inc.	13,746	165
* AMAG Pharmaceuticals Inc.	6,685	143
* Enanta Pharmaceuticals Inc.	5,792	142
Invacare Corp.	13,223	141
* AngioDynamics Inc.	11,582	139
* Greatbatch Inc.	4,193	132
* SciClone Pharmaceuticals Inc.	9,282	131
* Spectrum Pharmaceuticals Inc.	17,359	130
* Adeptus Health Inc. Class A	1,784	127
Ensign Group Inc.	6,186	123
Meridian Bioscience Inc.	5,887	115
* Inogen Inc.	2,385	114
Quality Systems Inc.	8,939	114
* Providence Service Corp.	2,372	113
* Anika Therapeutics Inc.	2,383	113
* Diplomat Pharmacy Inc.	3,097	101
Quorum Health Corp.	7,448	99
Computer Programs & Systems Inc.	2,365	98
* ANI Pharmaceuticals Inc.	1,653	89
* Sagent Pharmaceuticals Inc.	5,453	71
CryoLife Inc.	5,908	68
Landauer Inc.	1,420	56
		7,767
Industrials (19.4%)
EMCOR Group Inc.	26,486	1,259
EnerSys	18,965	1,140
ABM Industries Inc.	24,425	835
* Moog Inc. Class A	14,568	786
Tetra Tech Inc.	25,598	783
Mueller Industries Inc.	24,958	776
Applied Industrial Technologies Inc.	17,141	775
UniFirst Corp.	6,668	771
Actuant Corp. Class A	25,721	702

Brink's Co.	21,344	622
* Hub Group Inc. Class A	15,276	611
SPX FLOW Inc.	18,171	545
* WageWorks Inc.	9,413	528
SkyWest Inc.	22,316	527
Kaman Corp.	11,790	504
Essendant Inc.	16,274	501
EnPro Industries Inc.	9,576	484
* Atlas Air Worldwide Holdings Inc.	10,751	471
Astec Industries Inc.	8,225	439
Briggs & Stratton Corp.	18,824	420
Watts Water Technologies Inc. Class A	7,219	415
CIRCOR International Inc.	7,142	400
Cubic Corp.	9,530	389
Knight Transportation Inc.	13,632	356
Encore Wire Corp.	9,020	352
AAR Corp.	14,374	351
^ Lindsay Corp.	4,855	346
* Chart Industries Inc.	13,338	346
Barnes Group Inc.	10,162	339
G&K Services Inc. Class A	4,423	332
Brady Corp. Class A	10,384	330
Franklin Electric Co. Inc.	9,844	329
Greenbrier Cos. Inc.	11,345	326
Mobile Mini Inc.	9,135	315
* Aegion Corp. Class A	15,413	308
SPX Corp.	18,243	302
General Cable Corp.	21,396	292
* Saia Inc.	10,884	284
Viad Corp.	8,775	279
Simpson Manufacturing Co. Inc.	6,822	270
Hillenbrand Inc.	8,542	267
* Aerovironment Inc.	8,974	259
Kelly Services Inc. Class A	12,994	258
Albany International Corp.	6,297	248
* Echo Global Logistics Inc.	10,905	247
* Team Inc.	8,130	246
Heartland Express Inc.	12,672	234
Harsco Corp.	35,028	230
Insperity Inc.	3,180	229
ESCO Technologies Inc.	5,534	223
* Gibraltar Industries Inc.	7,150	214
Tennant Co.	3,860	207
Marten Transport Ltd.	10,440	207
* MYR Group Inc.	7,971	193
Forward Air Corp.	4,141	188
ArcBest Corp.	10,598	183
* Engility Holdings Inc.	7,553	178
Standex International Corp.	1,852	160
* Navigant Consulting Inc.	9,743	155
* Aerojet Rocketdyne Holdings Inc.	8,166	141
* Veritiv Corp.	3,568	139
Powell Industries Inc.	3,824	136
* Mercury Systems Inc.	6,018	128
Multi-Color Corp.	1,989	124
Titan International Inc.	19,106	121
Celadon Group Inc.	12,186	120

Quanex Building Products Corp.	5,540	110
* Roadrunner Transportation Systems Inc.	13,227	106
Federal Signal Corp.	7,921	103
Resources Connection Inc.	6,499	101
Alamo Group Inc.	1,435	88
National Presto Industries Inc.	870	78
* DXP Enterprises Inc.	5,550	77
American Science & Engineering Inc.	1,939	61
* Orion Marine Group Inc.	11,936	56
CDI Corp.	6,234	40
* Vicor Corp.	2,061	21
		26,016
Information Technology (14.9%)
* CACI International Inc. Class A	10,590	1,067
* Sanmina Corp.	33,702	903
* Anixter International Inc.	12,380	745
* Itron Inc.	16,548	729
Viavi Solutions Inc.	101,187	691
* Plexus Corp.	14,573	640
* Rovi Corp.	36,083	607
* Rogers Corp.	7,843	521
* QLogic Corp.	36,155	501
MKS Instruments Inc.	11,388	467
* Benchmark Electronics Inc.	21,739	451
* Coherent Inc.	4,751	450
Cabot Microelectronics Corp.	10,419	449
* Insight Enterprises Inc.	16,193	439
* ScanSource Inc.	11,439	439
ADTRAN Inc.	21,479	418
* Semtech Corp.	17,269	407
* Rofin-Sinar Technologies Inc.	12,435	397
ManTech International Corp. Class A	10,680	384
* Kulicke & Soffa Industries Inc.	30,690	383
* MicroStrategy Inc. Class A	1,960	366
Littelfuse Inc.	3,020	346
Brooks Automation Inc.	29,838	328
* Diodes Inc.	16,793	323
* Veeco Instruments Inc.	17,423	310
Lumentum Holdings Inc.	11,948	303
* Electronics For Imaging Inc.	6,390	280
* Ultratech Inc.	11,599	265
* FARO Technologies Inc.	7,255	257
CTS Corp.	14,246	255
* Advanced Energy Industries Inc.	6,448	246
* NETGEAR Inc.	5,246	236
* Progress Software Corp.	8,682	229
Power Integrations Inc.	4,522	226
* TTM Technologies Inc.	28,263	221
* Cardtronics Inc.	5,534	217
Epiq Systems Inc.	14,168	216
* Super Micro Computer Inc.	8,041	211
* Bottomline Technologies de Inc.	7,789	195
* Interactive Intelligence Group Inc.	4,239	175
Monotype Imaging Holdings Inc.	7,175	171
Comtech Telecommunications Corp.	7,063	163
* Blucora Inc.	18,019	162
MTS Systems Corp.	3,293	157

Badger Meter Inc.	2,095	157
* Perficient Inc.	7,392	155
CSG Systems International Inc.	3,574	152
* Sykes Enterprises Inc.	4,937	147
Park Electrochemical Corp.	8,856	145
Daktronics Inc.	16,921	135
* Tangoe Inc.	16,377	131
* Nanometrics Inc.	6,379	119
* ePlus Inc.	1,226	107
* VASCO Data Security International Inc.	6,321	104
* Ixia	9,978	101
* DSP Group Inc.	9,469	99
* LivePerson Inc.	14,016	98
* Qualys Inc.	3,058	95
* Harmonic Inc.	33,259	95
* CalAmp Corp.	6,237	94
* DTS Inc.	3,366	87
* Electro Scientific Industries Inc.	12,121	84
Black Box Corp.	6,731	84
* Exar Corp.	11,250	77
Forrester Research Inc.	2,000	74
* Liquidity Services Inc.	10,713	72
* XO Group Inc.	4,237	72
Bel Fuse Inc. Class B	3,868	70
* Rudolph Technologies Inc.	4,480	65
* QuinStreet Inc.	15,611	58
TeleTech Holdings Inc.	1,942	53
* Digi International Inc.	4,727	52
* Monster Worldwide Inc.	19,146	51
Cohu Inc.	4,001	47
* Agilysys Inc.	3,729	44
* DHI Group Inc.	6,159	43
* Ciber Inc.	30,891	38
		19,951
Materials (6.9%)
HB Fuller Co.	21,826	997
Chemours Co.	79,198	690
* Stillwater Mining Co.	52,839	535
* Clearwater Paper Corp.	7,613	477
Stepan Co.	7,972	460
Schweitzer-Mauduit International Inc.	13,327	458
PH Glatfelter Co.	18,948	388
* Boise Cascade Co.	16,915	388
* Kraton Performance Polymers Inc.	13,359	363
Calgon Carbon Corp.	22,022	328
A Schulman Inc.	12,772	323
Innophos Holdings Inc.	8,409	322
* Flotek Industries Inc.	23,355	275
Quaker Chemical Corp.	3,003	260
Kaiser Aluminum Corp.	2,979	255
Rayonier Advanced Materials Inc.	18,748	243
* Koppers Holdings Inc.	8,990	228
* AK Steel Holding Corp.	50,364	216
Neenah Paper Inc.	3,076	213
Materion Corp.	8,751	212
KapStone Paper and Packaging Corp.	12,753	194
Tredegar Corp.	10,862	177

SunCoke Energy Inc.		27,991	169
Hawkins Inc.		4,158	162
Haynes International Inc.		5,458	157
TimkenSteel Corp.		16,627	149
* Century Aluminum Co.		21,693	140
Myers Industries Inc.		9,752	139
* LSB Industries Inc.		8,825	116
FutureFuel Corp.		9,945	111
Olympic Steel Inc.		3,979	94
* American Vanguard Corp.		5,849	77
* Intrepid Potash Inc.		24,231	31
			9,347
Other (0.0%)2
* Gerber Scientific Inc. CVR		1,604	—

Telecommunication Services (1.1%)
* Iridium Communications Inc.		35,245	308
Consolidated Communications Holdings Inc.		12,319	303
Cogent Communications Holdings Inc.		6,117	244
Atlantic Tele-Network Inc.		2,353	175
Spok Holdings Inc.		9,033	158
* Lumos Networks Corp.		10,043	129
* Cincinnati Bell Inc.		32,136	128
			1,445
Utilities (6.9%)
Southwest Gas Corp.		20,721	1,439
Spire Inc.		19,924	1,267
NorthWestern Corp.		21,037	1,219
ALLETE Inc.		20,157	1,164
Avista Corp.		27,288	1,097
South Jersey Industries Inc.		33,213	960
El Paso Electric Co.		17,676	789
Northwest Natural Gas Co.		11,979	658
California Water Service Group		15,876	463
American States Water Co.		6,070	237
			9,293
Total Common Stocks (Cost $136,265)			134,219
	Coupon
Temporary Cash Investment (0.4%)1
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund (Cost $515)	0.523%	514,865	515
Total Investments (100.4%) (Cost $136,780)			134,734
Other Assets and Liabilities-Net (-0.4%)4,5			(578)
Net Assets (100%)			134,156

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $376,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.3%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $396,000 of collateral received for securities on loan.
5 Cash of $50,000 has been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

S&P Small-Cap 600 Value Index Fund

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	1	115	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $136,780,000. Net unrealized depreciation of investment securities for tax purposes was $2,046,000, consisting of unrealized gains of $10,734,000 on securities that had risen in value since their purchase and $12,780,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments
As of May 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (11.6%)
	Monro Muffler Brake Inc.	12,348	777
	Lithia Motors Inc. Class A	8,889	732
	Drew Industries Inc.	9,273	717
	Papa John's International Inc.	10,710	678
*	Boyd Gaming Corp.	30,604	579
	Sonic Corp.	18,683	557
*	Meritage Homes Corp.	14,074	514
*	Gentherm Inc.	13,933	510
*	Popeyes Louisiana Kitchen Inc.	8,611	501
	Sturm Ruger & Co. Inc.	7,267	481
*	Dorman Products Inc.	7,776	429
	Core-Mark Holding Co. Inc.	4,794	410
*	G-III Apparel Group Ltd.	9,907	388
*	Steven Madden Ltd.	10,578	363
*	Five Below Inc.	8,578	359
	TopBuild Corp.	8,419	304
	Nutrisystem Inc.	11,188	304
*	Tumi Holdings Inc.	10,513	282
*	Select Comfort Corp.	11,469	257
	La-Z-Boy Inc.	9,299	246
*	American Axle & Manufacturing Holdings Inc.	14,584	243
	Callaway Golf Co.	23,182	233
	World Wrestling Entertainment Inc. Class A	13,030	229
	DineEquity Inc.	2,623	221
*	Asbury Automotive Group Inc.	3,909	219
*	Installed Building Products Inc.	6,376	213
	Ruth's Hospitality Group Inc.	12,795	213
	Oxford Industries Inc.	3,246	206
*	BJ's Restaurants Inc.	4,586	205
*	Cavco Industries Inc.	2,049	204
*	Krispy Kreme Doughnuts Inc.	9,170	196
*	iRobot Corp.	4,636	179
*	Universal Electronics Inc.	2,614	170
*	Francesca's Holdings Corp.	15,845	165
	Outerwall Inc.	3,888	160
	MDC Holdings Inc.	6,625	154
*	EW Scripps Co. Class A	8,918	150
*	Red Robin Gourmet Burgers Inc.	2,668	135
	Winnebago Industries Inc.	5,958	134
*	Motorcar Parts of America Inc.	4,222	127
*	Chuy's Holdings Inc.	3,828	126
	Blue Nile Inc.	4,437	117
	PetMed Express Inc.	4,791	90
*	Scientific Games Corp. Class A	9,047	89
*	MarineMax Inc.	5,205	88
*	Monarch Casino & Resort Inc.	4,043	85
*	M/I Homes Inc.	4,284	81
	Marcus Corp.	3,940	76

* Belmond Ltd. Class A	7,894	75
		13,971
Consumer Staples (2.4%)
B&G Foods Inc.	23,597	1,015
WD-40 Co.	5,094	567
Cal-Maine Foods Inc.	11,800	525
J&J Snack Foods Corp.	3,681	388
Calavo Growers Inc.	5,621	318
Medifast Inc.	1,579	51
		2,864
Energy (1.9%)
* PDC Energy Inc.	12,432	722
* Carrizo Oil & Gas Inc.	12,382	477
* Synergy Resources Corp.	72,485	438
US Silica Holdings Inc.	14,774	421
* TETRA Technologies Inc.	16,377	89
* Matrix Service Co.	5,288	88
* Northern Oil and Gas Inc.	9,306	40
* Stone Energy Corp.	1,705	1
		2,276
Financials (24.4%)
Home BancShares Inc.	23,231	1,021
RLI Corp.	14,541	961
Acadia Realty Trust	27,025	916
CoreSite Realty Corp.	11,611	881
^ First Financial Bankshares Inc.	25,113	842
Evercore Partners Inc. Class A	15,236	792
Retail Opportunity Investments Corp.	38,197	772
Pinnacle Financial Partners Inc.	13,538	666
Interactive Brokers Group Inc.	15,409	619
MB Financial Inc.	16,865	610
ProAssurance Corp.	11,306	593
First Midwest Bancorp Inc.	30,041	562
Financial Engines Inc.	19,689	544
United Bankshares Inc.	13,660	544
Glacier Bancorp Inc.	19,100	522
Simmons First National Corp. Class A	10,947	520
* Texas Capital Bancshares Inc.	9,856	505
Sterling Bancorp	30,595	504
BBCN Bancorp Inc.	30,517	496
Columbia Banking System Inc.	16,168	493
Talmer Bancorp Inc. Class A	24,140	481
Cousins Properties Inc.	44,684	480
PS Business Parks Inc.	4,629	457
CVB Financial Corp.	25,586	449
LegacyTexas Financial Group Inc.	16,673	449
AMERISAFE Inc.	7,338	446
Selective Insurance Group Inc.	11,829	439
ServisFirst Bancshares Inc.	8,254	430
HFF Inc. Class A	13,256	427
Great Western Bancorp Inc.	12,374	421
EastGroup Properties Inc.	6,538	419
LTC Properties Inc.	8,922	416
American Assets Trust Inc.	10,368	415
* BofI Holding Inc.	22,000	413
Four Corners Property Trust Inc.	20,655	401

	Community Bank System Inc.	9,424	389
	United Community Banks Inc.	19,145	385
	DiamondRock Hospitality Co.	41,576	372
	Employers Holdings Inc.	12,254	366
	Independent Bank Corp.	7,101	350
	Banner Corp.	7,804	347
	Ameris Bancorp	10,666	339
*	PRA Group Inc.	11,252	310
	Hanmi Financial Corp.	12,232	298
	Summit Hotel Properties Inc.	23,968	280
	Banc of California Inc.	13,564	272
	Opus Bank	6,856	258
*	Walker & Dunlop Inc.	10,349	249
	NBT Bancorp Inc.	8,202	239
	Universal Insurance Holdings Inc.	12,153	236
	Northfield Bancorp Inc.	14,997	233
	S&T Bancorp Inc.	8,545	221
	Pennsylvania REIT	10,361	219
*,^ LendingTree Inc.		2,620	218
	Agree Realty Corp.	5,094	217
	Tompkins Financial Corp.	3,224	214
	Wilshire Bancorp Inc.	18,460	211
	CareTrust REIT Inc.	15,729	211
	First Commonwealth Financial Corp.	22,178	208
	Westamerica Bancorporation	4,273	208
	Cardinal Financial Corp.	8,866	201
	Brookline Bancorp Inc.	16,066	187
	United Fire Group Inc.	4,466	184
	Central Pacific Financial Corp.	7,570	181
	Government Properties Income Trust	9,003	176
	Oritani Financial Corp.	9,989	167
	Universal Health Realty Income Trust	3,032	162
	City Holding Co.	3,248	160
	Saul Centers Inc.	2,620	147
	Getty Realty Corp.	6,818	138
	Bank Mutual Corp.	16,267	132
	Investment Technology Group Inc.	6,870	127
	Cedar Realty Trust Inc.	17,385	118
	Urstadt Biddle Properties Inc. Class A	5,347	113
	Virtus Investment Partners Inc.	1,283	104
	RE/MAX Holdings Inc. Class A	1,927	78
	Greenhill & Co. Inc.	3,666	76
*	Forestar Group Inc.	5,766	71
*	First NBC Bank Holding Co.	3,592	67
	HCI Group Inc.	1,962	62
*	eHealth Inc.	2,098	29
	Medical Properties Trust Inc.	139	2
			29,438
Health Care (19.1%)
*	NuVasive Inc.	19,059	1,036
*	Medidata Solutions Inc.	21,437	985
	Cantel Medical Corp.	13,758	914
*	Impax Laboratories Inc.	25,958	886
*	Masimo Corp.	17,083	850
	Chemed Corp.	6,515	850
*	Integra LifeSciences Holdings Corp.	11,070	827
*	Ligand Pharmaceuticals Inc.	6,897	825

* Nektar Therapeutics	51,705	798
* Neogen Corp.	14,242	703
* AMN Healthcare Services Inc.	18,340	685
* Cambrex Corp.	12,095	592
* Medicines Co.	15,584	586
* Emergent BioSolutions Inc.	11,711	514
* Acorda Therapeutics Inc.	17,547	499
* Depomed Inc.	23,165	473
* Surgical Care Affiliates Inc.	10,369	464
* Omnicell Inc.	13,743	445
* Cynosure Inc. Class A	8,816	421
* Natus Medical Inc.	12,717	411
* ICU Medical Inc.	3,863	402
* Diplomat Pharmacy Inc.	10,861	354
* Zeltiq Aesthetics Inc.	12,274	349
* Merit Medical Systems Inc.	16,978	319
* Amedisys Inc.	6,136	312
* Repligen Corp.	12,564	301
* Luminex Corp.	14,605	301
* MiMedx Group Inc.	37,315	294
* Momenta Pharmaceuticals Inc.	23,802	280
US Physical Therapy Inc.	4,754	275
* ExamWorks Group Inc.	7,479	261
* Lannett Co. Inc.	10,592	258
* Supernus Pharmaceuticals Inc.	13,135	256
* Vascular Solutions Inc.	6,658	254
Aceto Corp.	11,241	251
Ensign Group Inc.	12,559	249
* Air Methods Corp.	7,252	246
CONMED Corp.	5,980	238
* Haemonetics Corp.	8,191	229
Abaxis Inc.	4,980	229
* HealthStream Inc.	9,348	220
* Adeptus Health Inc. Class A	3,009	215
Meridian Bioscience Inc.	10,968	214
* LHC Group Inc.	4,923	207
Analogic Corp.	2,409	198
* HealthEquity Inc.	7,622	197
* CorVel Corp.	3,905	188
* Greatbatch Inc.	5,952	188
* Cross Country Healthcare Inc.	12,494	170
* Inogen Inc.	3,383	161
* Anika Therapeutics Inc.	3,408	161
* AMAG Pharmaceuticals Inc.	7,403	159
* SciClone Pharmaceuticals Inc.	10,714	152
* Albany Molecular Research Inc.	10,349	150
* Almost Family Inc.	3,293	138
Phibro Animal Health Corp. Class A	7,093	135
* Providence Service Corp.	2,738	130
Quality Systems Inc.	9,150	116
* SurModics Inc.	4,957	109
Landauer Inc.	2,415	96
Computer Programs & Systems Inc.	1,993	82
* ANI Pharmaceuticals Inc.	1,426	77
* Sagent Pharmaceuticals Inc.	4,337	56
Quorum Health Corp.	4,217	56
* Spectrum Pharmaceuticals Inc.	7,388	55

CryoLife Inc.	4,525	52
		23,104
Industrials (17.1%)
Healthcare Services Group Inc.	27,683	1,080
* Dycom Industries Inc.	12,617	1,071
* Hawaiian Holdings Inc.	18,229	738
Allegiant Travel Co. Class A	4,985	693
* On Assignment Inc.	18,364	692
Matthews International Corp. Class A	12,558	689
John Bean Technologies Corp.	11,214	680
Universal Forest Products Inc.	7,661	643
Korn/Ferry International	21,788	629
* Proto Labs Inc.	9,045	595
AZZ Inc.	9,828	580
Matson Inc.	16,524	551
Exponent Inc.	9,865	532
Hillenbrand Inc.	16,673	520
* Trex Co. Inc.	11,156	504
Apogee Enterprises Inc.	10,986	497
* TASER International Inc.	20,594	461
Comfort Systems USA Inc.	14,236	456
Interface Inc. Class A	25,270	429
* American Woodmark Corp.	5,201	420
AAON Inc.	15,133	415
Simpson Manufacturing Co. Inc.	9,680	383
US Ecology Inc.	8,349	378
Forward Air Corp.	8,016	365
Barnes Group Inc.	10,494	350
* TrueBlue Inc.	15,986	317
Mobile Mini Inc.	8,990	310
* WageWorks Inc.	5,469	306
Knight Transportation Inc.	11,520	301
* Aerojet Rocketdyne Holdings Inc.	17,392	300
Standex International Corp.	3,271	283
G&K Services Inc. Class A	3,740	280
Brady Corp. Class A	8,777	279
Watts Water Technologies Inc. Class A	4,412	254
* Lydall Inc.	6,565	249
Griffon Corp.	14,569	245
Insperity Inc.	3,409	245
Federal Signal Corp.	17,000	221
Albany International Corp.	5,478	215
Heartland Express Inc.	11,472	212
* Mercury Systems Inc.	9,724	207
Multi-Color Corp.	3,268	204
ESCO Technologies Inc.	5,052	203
Franklin Electric Co. Inc.	6,019	201
* PGT Inc.	18,661	200
Tennant Co.	3,385	182
Quanex Building Products Corp.	8,200	163
* Navigant Consulting Inc.	9,560	152
* Gibraltar Industries Inc.	5,091	152
Resources Connection Inc.	8,549	133
Heidrick & Struggles International Inc.	6,584	122
* Team Inc.	3,987	121
National Presto Industries Inc.	1,083	97
Alamo Group Inc.	1,512	93

* Vicor Corp.	4,410	45
American Science & Engineering Inc.	1,045	33
		20,676
Information Technology (16.3%)
* Take-Two Interactive Software Inc.	32,529	1,266
Blackbaud Inc.	17,866	1,120
Monolithic Power Systems Inc.	14,067	961
* Cirrus Logic Inc.	24,009	864
Littelfuse Inc.	5,864	672
* ExlService Holdings Inc.	12,605	653
Tessera Technologies Inc.	18,137	585
* LogMeIn Inc.	9,547	585
* Electronics For Imaging Inc.	12,476	547
* Synchronoss Technologies Inc.	15,328	541
* Stamps.com Inc.	5,769	525
* Cray Inc.	15,606	520
* Rambus Inc.	41,654	504
* Cardtronics Inc.	12,377	486
* Coherent Inc.	5,105	483
NIC Inc.	23,223	461
Ebix Inc.	9,858	446
MKS Instruments Inc.	10,332	423
Methode Electronics Inc.	14,158	418
* Fabrinet	11,620	412
* II-VI Inc.	20,038	408
CSG Systems International Inc.	9,327	396
* OSI Systems Inc.	7,001	373
* Virtusa Corp.	10,405	367
* Advanced Energy Industries Inc.	9,550	364
Power Integrations Inc.	7,051	352
* NETGEAR Inc.	7,768	350
* MicroStrategy Inc. Class A	1,853	346
* Progress Software Corp.	11,910	314
* Sykes Enterprises Inc.	10,514	314
Badger Meter Inc.	3,701	278
* Semtech Corp.	9,708	228
Monotype Imaging Holdings Inc.	8,981	214
* CEVA Inc.	7,776	210
* Qualys Inc.	6,509	203
* Bottomline Technologies de Inc.	7,704	193
Lumentum Holdings Inc.	7,552	191
* Super Micro Computer Inc.	7,052	185
* Perficient Inc.	7,253	152
* Ixia	14,772	150
MTS Systems Corp.	2,775	133
* CalAmp Corp.	8,494	128
TeleTech Holdings Inc.	4,577	125
* Interactive Intelligence Group Inc.	3,022	125
* Rudolph Technologies Inc.	7,927	116
* ePlus Inc.	1,147	100
* VASCO Data Security International Inc.	5,975	99
* DTS Inc.	3,700	96
* XO Group Inc.	5,345	90
Forrester Research Inc.	2,028	75
* DHI Group Inc.	10,368	73
Cohu Inc.	6,026	71
* Nanometrics Inc.	3,671	68

*	Digi International Inc.			5,657	62
*	Exar Corp.			8,762	60
*	Kopin Corp.			23,929	51
*	LivePerson Inc.			6,593	46
*	Monster Worldwide Inc.			17,236	46
*	Agilysys Inc.			2,480	29
					19,653
Materials (3.5%)
	Balchem Corp.			12,095	725
*	Headwaters Inc.			28,156	535
	Ingevity Corp.			16,092	469
	Innospec Inc.			9,208	447
	Kaiser Aluminum Corp.			4,244	364
*	US Concrete Inc.			5,260	337
	KapStone Paper and Packaging Corp.			21,712	331
	Deltic Timber Corp.			4,067	262
	Neenah Paper Inc.			3,725	258
	Quaker Chemical Corp.			2,432	210
*	AK Steel Holding Corp.			43,806	188
*	American Vanguard Corp.			4,736	62
					4,188
Telecommunication Services (1.3%)
*	8x8 Inc.			33,645	430
	Cogent Communications Holdings Inc.			10,414	415
	Consolidated Communications Holdings Inc.			8,447	208
*	Cincinnati Bell Inc.			51,923	207
*	General Communication Inc. Class A			11,199	174
	Atlantic Tele-Network Inc.			2,047	152
					1,586
Utilities (1.9%)
	Piedmont Natural Gas Co. Inc.			31,162	1,872
	American States Water Co.			8,613	336
	California Water Service Group			4,378	128
					2,336
Total Common Stocks (Cost $116,628)					120,092
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.3%)
2,3Vanguard Market Liquidity Fund		0.523%		326,201	326

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4,5Federal Home Loan Bank Discount Notes		0.335%	7/22/16	100	100
Total Temporary Cash Investments (Cost $426)					426
Total Investments (99.9%) (Cost $117,054)					120,518
Other Assets and Liabilities-Net (0.1%)3					159
Net Assets (100%)					120,677

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $318,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and -0.2%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $326,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	120,092	—	—
Temporary Cash Investments	326	100	—
Futures Contracts—Assets[1]	—	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	120,418	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

S&P Small-Cap 600 Growth Index Fund

values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At May 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2016	6	692	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2016, the cost of investment securities for tax purposes was $117,054,000. Net unrealized appreciation of investment securities for tax purposes was $3,464,000, consisting of unrealized gains of $9,135,000 on securities that had risen in value since their purchase and $5,671,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 15, 2016
VANGUARD ADMIRAL FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 15,2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.